       As filed with the Securities and Exchange Commission on December 8, 2003
                                                Securities Act File No.333-83071
                                       Investment Company Act File No. 811-9477
================================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549

                                --------------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [x]

                           Pre-Effective Amendment No.                       [ ]


                          Post-Effective Amendment No. 9                     [x]
                                     and/or


          Registration Statement Under The Investment Company Act Of 1940    [x]

                                Amendment No. 10                             [x]

                       (Check appropriate box or boxes)

                          ING VARIABLE INSURANCE TRUST
                (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                   (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

                                                           With copies to:
           Theresa K. Kelety                            Margaret A. Bancroft
          ING Investments, LLC                              Dechert LLP
     7337 E. Doubletree Ranch Road                      30 Rockefeller Plaza
          Scottsdale, AZ 85258                           New York, NY 10112
       (Name and Address of Agent
              for Service)


                           ------------------------

It is proposed that this filing will become effective (check appropriate box):


[X]  Immediately upon filing pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)


[ ] 75 days after filing pursuant to paragraph (a)(2)


[ ] on (date) pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (a)(1)


[ ] on   (date)   pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

      [ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          ING VARIABLE INSURANCE TRUST
                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*     Cover Sheet

*     Contents of Registration Statement

*     Explanatory Note

*     ING GET U.S. Core Series 3 Prospectus

*     ING GET U.S. Core Series 4 Prospectus

*     ING GET U.S. Core Series 3 Statement of Additional Information

*     ING GET U.S. Core Series 4 Statement of Additional Information

*     Part C

*     Signature Page

                                EXPLANATORY NOTE

      This Post-Effective Amendment No. 9, filed in reliance on Rule 485(a)(3) under the Securities Act of 1933, as amended (the "1933 Act"), to the Registration Statement on Form N-1A for ING Variable Insurance Trust (the "Registrant") is being filed for the purpose of registering two new series, the ING GET U.S. Core Series 3 and ING GET U.S. Core Series 4.

                          ING GET U.S. CORE PORTFOLIO
                                    SERIES 3
                                   PROSPECTUS

                                DECEMBER 8, 2003


ING Variable Insurance Trust (Fund) is an open-end investment company authorized to issue multiple portfolios. This prospectus offers shares of ING GET U.S. Core Portfolio Series 3 (Series). Series 3 shares will be offered from December 12, 2003 through March 15, 2004. The Series is a funding option under certain variable annuity contracts.

This prospectus contains important information about investing in ING GET U.S. Core Portfolio Series 3. You should read it carefully before you invest, and keep it for future reference. Please note that your investment is not a bank deposit, is not guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Series will achieve its objective. As with all mutual funds, the U.S. Securities and Exchange Commission
(SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

128466
PRO.GETUSCORE-3

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RISKS.....................................................    1
WHAT YOU PAY TO INVEST......................................    6
OTHER CONSIDERATIONS........................................    7
MANAGEMENT OF THE SERIES....................................    7
INVESTMENTS IN, EXCHANGES AND REDEMPTIONS FROM THE SERIES...    9
TAX INFORMATION.............................................   10
ADDITIONAL INFORMATION......................................   10

        INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Shares of the Series are offered to insurance company separate accounts that fund variable annuity contracts. The Series has both an Offering Period and a Guarantee Period. The only time investors can invest in the Series is during the OFFERING PERIOD. The Offering Period will run from December 12, 2003 through March 15, 2004. During the Offering Period, all assets of the Series will be invested exclusively in short-term instruments.

Once the Offering Period terminates, the Guarantee Period begins. The GUARANTEE PERIOD will run from March 16, 2004 through March 13, 2009 (Maturity Date). During the Guarantee Period all assets will be invested in accordance with the investment objective and strategies described below.

The insurance company offering this Series guarantees Contractholders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges (GUARANTEE). For purposes of determining the Guarantee, all dividends and distributions made by the Series, throughout the Guarantee Period, must be reinvested by the Contractholder or Participant to ensure that the value of their investment on the date of Maturity is the same as the value on the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date are not subject to the Guarantee. Please refer to the contract prospectus, prospectus summary or disclosure statement for more information about the Guarantee.

SHARES OF THE SERIES WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE SERIES IF YOU REDEEM SHARES PRIOR TO THE MATURITY DATE. THERE IS NO GUARANTEE THAT THE SERIES WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

INVESTMENT OBJECTIVE. The Series seeks to achieve maximum total return and minimal exposure of the Series assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period.

PRINCIPAL INVESTMENT STRATEGIES. The Series invests at least 80% of its assets in equities and fixed income securities issued by U.S. companies or the U.S. Government or its agencies. The Series will provide 60 days' prior written notice of any change in this investment strategy. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocates its assets among the following asset classes:

       - During the Offering Period, the Series' assets will be invested in short-term instruments.

                                                  ING GET U.S. Core Portfolio  1

       - During the Guarantee Period, the Series' assets will be allocated between the:

            - EQUITY COMPONENT, consisting of common stocks included in the
              Standard and Poor's 500 Composite Stock Price Index (S&P 500), futures contracts on the S&P 500, and when the Equity Component's market value is $5 million or less, investments in exchange traded funds (ETFs) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 in S&P 500 futures, or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities; and the

            - FIXED COMPONENT, consisting primarily of short- to
              intermediate-duration U.S. Government securities.

The Series' asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company will be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.

ASSET ALLOCATION Aeltus Investment Management, Inc. ("ING Aeltus" or "Sub-Adviser"), the Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a "material decline" in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a "material decline" in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the "material decline" at 20%, more assets will likely be allocated to the Equity Component than if the "material decline" is defined at 30%. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

EQUITY COMPONENT The Equity Component will be managed by the Sub-Adviser to the Series, subject to oversight by the Adviser. In ordinary circumstances, the Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the S&P 500, although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).

The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500. Stocks that the Sub-

 2 ING GET U.S. Core Portfolio

Adviser believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. It is expected that at any one time the Equity Component will hold 400 stocks and generally will hold between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

Under normal market conditions, up to 20% of the Equity Component's net assets may be invested in future contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in future contracts on the S&P 500 and futures contracts on U.S. Treasury securities.

In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest the entire amount of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. In this event, the Sub-Adviser will not employ an enhanced index strategy.

FIXED COMPONENT The Sub-Adviser seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody's Investors Service, Inc. (Moody's) or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody's. The Fixed Component may also include U.S. Treasury futures and money market instruments.

Principal Risks. The principal risks of investing in the Series include all of the following:

ALLOCATION RISK: If at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series'

                                                  ING GET U.S. Core Portfolio  3
assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not subsequently reallocate any assets into the Equity Component prior to the Maturity Date. USE OF THE FIXED COMPONENT REDUCES THE SERIES' ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.

ACTIVE ASSET ALLOCATION MAY UNDERPERFORM STATIC STRATEGIES. An active asset allocation strategy such as that followed by the Series may underperform a more static strategy due to the impact of transaction costs. The asset allocation process results in transaction costs from the purchase and sale of securities. Volatile periods in the market may increase these costs. High transaction costs may have an adverse effect on the performance of the Series.

OPPORTUNITY COSTS. There are significant opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series assets. If the market value of the Equity Component rises, the percentage of the Series' assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components, as well as the past performance of the Series, will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series' assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contractholder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

WORSE CASE SCENARIOS FOR THE SERIES' EQUITY PARTICIPATION. The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series' NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series' assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

IMPACT OF ANNUITY CHARGES AND OTHER EXPENSES. Contractholders and Participants acquiring interests in the Series through separate accounts are not subject to identical separate account charges. In its proprietary computer model, the Sub-Adviser uses an expense factor designed to have the Series produce a return which may cover some portion of these charges. The expense factor will be determined at the inception of the Guarantee Period. If the expense factor is set to cover the higher charges, the initial

 4 ING GET U.S. Core Portfolio
asset allocation to the Equity Component will be lower. Accordingly, the level of the expense factor chosen by the Series may represent a greater opportunity cost to Contractholders and Participants with lower separate account charges. Regardless of where the expense factor is set, it will not affect the Guarantee payable by the insurance company.

STOCK AND BOND INVESTMENTS. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the managers' skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest. With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.

DECLINING INTEREST RATES. A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series' assets to the Fixed Component in order to assure that such assets do not fall below the present value of the Guarantee.

FUTURES CONTRACTS. The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class.

The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

RISKS OF USING DERIVATIVES. Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series' share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series' realizing a lower return than expected on an investment.

                                                  ING GET U.S. Core Portfolio  5

HOW THE SERIES HAS PERFORMED

Because the Series is new, it does not have return information an investor might find useful in evaluating the risks of investing in the Series.

WHAT YOU PAY TO INVEST

The table that follows shows operating expenses paid each year by the Series. The table does not reflect expenses or charges which are, or may be, imposed under your variable annuity contract. You will find details about these expenses and charges in the accompanying prospectus or other contract disclosure document.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE SERIES ASSETS)(1)

                                                                              FEES
                                                                             WAIVED/
                                                               SERIES      REIMBURSED
                       MANAGEMENT   DISTRIBUTION    OTHER     OPERATING   BY INVESTMENT
                          FEES        FEES(2)      EXPENSES   EXPENSES     MANAGER(3)     NET EXPENSES
                       ----------   ------------   --------   ---------   -------------   ------------
ING GET U.S. Core
  Portfolio --
  Offering Period         0.25%         0.25%        0.15%      0.65%           --            0.65%
  Guarantee Period        0.60%         0.25%        0.15%      1.00%           --            1.00%

(1) This table shows the estimated operating expenses for the Series as a ratio of expenses to average daily net assets.

(2) Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the SAI.

(3) ING Investments, LLC has entered into an expense limitation contract with the Series, under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 31, 2004. The expense limit for the Portfolio is shown as "Net Expenses". Fee waiver and/or reimbursements by ING Investments, LLC may vary in order to achieve such contractually obligated "Net Expenses". The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the investment management agreement.

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other variable product funds. THE EXAMPLES DO NOT REFLECT EXPENSES AND CHARGES WHICH ARE, OR MAY BE, IMPOSED UNDER YOUR VARIABLE ANNUITY CONTRACT. The example assumes that you invested $10,000, reinvested all your dividends, the Series earned an average annual return of 5%, and annual operating

 6 ING GET U.S. Core Portfolio
expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

                                                         1 YEAR*   3 YEARS*   5 YEARS*
                                                         -------   --------   --------
ING GET U.S. Core Portfolio                               $102       $318       $552

* ING Investments, LLC, is contractually obligated to waive fees and/or reimburse expenses through December 31, 2004. Therefore, all figures reflect this waiver/reimbursement for the first year only. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the investment management agreement.

OTHER CONSIDERATIONS

In addition to the principal investments, strategies and risks described above, the Series may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Closing the Series. If the Series assets do not reach $100 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions during the Offering Period, the Board reserves the right not to operate the Series in accordance with its investment objective. In that event, ING Aeltus will continue to invest the Series assets in short-term instruments and the insurance company will notify investors that the Series is being discontinued. Investors will have 45 days following the receipt of notice to transfer their money from the Series. If, at the end of the 45-day period, an investor does not make an election, his or her investment in the Series will be transferred to the series or funds designated by the insurance company.

MANAGEMENT OF THE SERIES

ING Investments, LLC (ING Investments), an Arizona limited liability company, serves as the investment adviser to the Series. ING Investments has overall responsibility for the management of the Series. ING Investments provides or oversees all investment advisory and portfolio management services for the Series, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Series, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Investments is registered as an investment adviser. ING Investments is an indirect wholly owned subsidiary of ING Groep N.V. (NYSE: ING) (ING). ING is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


As of September 30, 2003 ING Investments managed over $34.7 billion in assets.


ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING Investments is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on average daily net assets of the Series.

U.S. Core Portfolio              Offering Period     0.25%
                                 Guarantee Period    0.60%

                                                  ING GET U.S. Core Portfolio  7

Sub-Adviser

ING Investments has engaged Aeltus Investment Management, Inc. (ING Aeltus), a Connecticut corporation, to serve as sub-adviser to the Series. ING Aeltus is responsible for managing the assets of the Series in accordance with its investment objective and policies, subject to oversight by ING Investments.

Founded in 1972, ING Aeltus is registered as an investment adviser. ING Aeltus is an indirect wholly owned subsidiary of ING Groep N.V., and is an affiliate of ING Investments. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of September 30, 2003 ING Aeltus managed over $49.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


Portfolio Management

Asset Allocation. Mary Ann Fernandez, Senior Vice President, ING Aeltus, is responsible for overseeing the overall strategy of the Series and the allocation of the Series' assets between the Equity and Fixed Components. Ms. Fernandez joined ING Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by ING Aeltus.

The following people are primarily responsible for the day-to-day management of the Series:

Equity Component. The Equity Component is managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, ING Aeltus, has been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in ING Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, ING Aeltus, has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing applications for ING Aeltus' equity department.

Fixed Component. The Fixed Component is managed by a team of fixed-income specialists led by James B. Kauffmann. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 17 years of experience. Prior to joining ING Groep N.V. he spent four years at Alfa Investments Inc., where he was senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

 8 ING GET U.S. Core Portfolio

INVESTMENTS IN, AND EXCHANGES AND REDEMPTIONS FROM, THE SERIES

Please refer to the documents pertaining to the variable annuity contract for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Series and any fees that may apply, and what your options are on the Maturity Date.

12b-1 Plan. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC, the Series' principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the Series' shares and providing certain related services. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Orders for the purchase or redemption of Series shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been designated an agent of the Series for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Series, provided that the Series receives notice of the orders by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.

Net Asset Value. The NAV of the Series is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in 60 days or less at the time of acquisition are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board.

Business Hours. The Series is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Representatives are available from 8:00 a.m. to 8:00 p.m. eastern time Monday through Thursday and from 8:00 a.m. to 5:30 p.m. eastern time on Friday.

The Series reserves the right to suspend the offering of shares. The Series may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Maturity Date. Before the Maturity Date, the insurance company will send a notice to Contractholders or Participants who have amounts in the Series to remind them that the Maturity Date is approaching and to choose other investment options into which Series amounts will be transferred to at the close of business on the Maturity Date. If investors do not make a choice, at the close of business on the Maturity Date the insurance company will transfer Series amounts to funds designated by the insurance company.

                                                  ING GET U.S. Core Portfolio  9

TAX INFORMATION

The Series intends to qualify as a regulated investment company by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Series generally will not be subject to tax on its ordinary income and net realized capital gains.

The Series also intends to comply with the diversification requirements of
Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts so that those contract owners should not be subject to federal tax on distributions from the Series to the separate accounts. Contract owners should review their contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on an annual basis around the end of the calendar year. To comply with federal tax regulations, the Series may also pay an additional capital gains distribution, usually in June. Dividends and distributions are automatically reinvested at net asset value in shares of the Series.

ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Series and the Fund generally. Additional information about the Series also will be available in the Series' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series performance during its last fiscal year.

You may request free of charge the current SAI, annual and semi-annual reports or other information about the Series, by calling 1-800-531-4547 or writing to:

                          ING GET U.S. Core Portfolio
                                 P.O. Box 9271
                           Des Moines, IA 50306-9271

The SEC also makes available to the public reports and information about the Series. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's website (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Series, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                    Investment Company Act File No. 811-9477


                                                                          128466

                                                                PRO.GETUS Core-3

 10 ING GET U.S. Core Portfolio

                          ING GET U.S. CORE PORTFOLIO
                                    SERIES 4
                                   PROSPECTUS
                               MARCH [   ], 2004

ING Variable Insurance Trust (Fund) is an open-end investment company authorized to issue multiple portfolios. This prospectus offers shares of ING GET U.S. Core Portfolio Series 4 (Series). Series 4 shares will be offered from March 16, 2004 through June 14, 2004. The Series is a funding option under certain variable annuity contracts.

This prospectus contains important information about investing in ING GET U.S. Core Portfolio Series 4. You should read it carefully before you invest, and keep it for future reference. Please note that your investment is not a bank deposit, is not guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Series will achieve its objective. As with all mutual funds, the U.S. Securities and Exchange Commission
(SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

PRO.GETUSCORE-4

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RISKS.....................................................    1
WHAT YOU PAY TO INVEST......................................    6
OTHER CONSIDERATIONS........................................    7
MANAGEMENT OF THE SERIES....................................    7
INVESTMENTS IN, EXCHANGES AND REDEMPTIONS FROM THE SERIES...    9
TAX INFORMATION.............................................   10
ADDITIONAL INFORMATION......................................   10

        INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Shares of the Series are offered to insurance company separate accounts that fund variable annuity contracts. The Series has both an Offering Period and a Guarantee Period. The only time investors can invest in the Series is during the OFFERING PERIOD. The Offering Period will run from March 16, 2004 through June 14, 2004. During the Offering Period, all assets of the Series will be invested exclusively in short-term instruments.

Once the Offering Period terminates, the Guarantee Period begins. The GUARANTEE PERIOD will run from June 15, 2004 through June 12, 2009 (Maturity Date). During the Guarantee Period all assets will be invested in accordance with the investment objective and strategies described below.

The insurance company offering this Series guarantees Contractholders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges (GUARANTEE). For purposes of determining the Guarantee, all dividends and distributions made by the Series, throughout the Guarantee Period, must be reinvested by the Contractholder or Participant to ensure that the value of their investment on the date of Maturity is the same as the value on the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date are not subject to the Guarantee. Please refer to the contract prospectus, prospectus summary or disclosure statement for more information about the Guarantee.

SHARES OF THE SERIES WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE SERIES IF YOU REDEEM SHARES PRIOR TO THE MATURITY DATE. THERE IS NO GUARANTEE THAT THE SERIES WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

INVESTMENT OBJECTIVE. The Series seeks to achieve maximum total return and minimal exposure of the Series assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period.

PRINCIPAL INVESTMENT STRATEGIES. The Series invests at least 80% of its assets in equities and fixed income securities issued by U.S. companies or the U.S. Government or its agencies. The Series will provide 60 days' prior written notice of any change in this investment strategy. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocates its assets among the following asset classes:

       - During the Offering Period, the Series' assets will be invested in short-term instruments.

                                                  ING GET U.S. Core Portfolio  1

       - During the Guarantee Period, the Series' assets will be allocated between the:

            - EQUITY COMPONENT, consisting of common stocks included in the
              Standard and Poor's 500 Composite Stock Price Index (S&P 500), futures contracts on the S&P 500, and when the Equity Component's market value is $5 million or less, investments in exchange traded funds (ETFs) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 in S&P 500 futures, or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities; and the

            - FIXED COMPONENT, consisting primarily of short- to
              intermediate-duration U.S. Government securities.

The Series' asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company will be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.

ASSET ALLOCATION Aeltus Investment Management, Inc. ("ING Aeltus" or "Sub-Adviser"), the Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a "material decline" in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a "material decline" in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the "material decline" at 20%, more assets will likely be allocated to the Equity Component than if the "material decline" is defined at 30%. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

EQUITY COMPONENT The Equity Component will be managed by the Sub-Adviser to the Series, subject to oversight by the Adviser. In ordinary circumstances, the Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the S&P 500, although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).

The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500. Stocks that the Sub-

 2 ING GET U.S. Core Portfolio

Adviser believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. It is expected that at any one time the Equity Component will hold 400 stocks and generally will hold between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

Under normal market conditions, up to 20% of the Equity Component's net assets may be invested in future contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in future contracts on the S&P 500 and futures contracts on U.S. Treasury securities.

In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest the entire amount of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. In this event, the Sub-Adviser will not employ an enhanced index strategy.

FIXED COMPONENT The Sub-Adviser seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody's Investors Service, Inc. (Moody's) or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody's. The Fixed Component may also include U.S. Treasury futures and money market instruments.

Principal Risks. The principal risks of investing in the Series include all of the following:

ALLOCATION RISK: If at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series'

                                                  ING GET U.S. Core Portfolio  3
assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not subsequently reallocate any assets into the Equity Component prior to the Maturity Date. USE OF THE FIXED COMPONENT REDUCES THE SERIES' ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.

ACTIVE ASSET ALLOCATION MAY UNDERPERFORM STATIC STRATEGIES. An active asset allocation strategy such as that followed by the Series may underperform a more static strategy due to the impact of transaction costs. The asset allocation process results in transaction costs from the purchase and sale of securities. Volatile periods in the market may increase these costs. High transaction costs may have an adverse effect on the performance of the Series.

OPPORTUNITY COSTS. There are significant opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series assets. If the market value of the Equity Component rises, the percentage of the Series' assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components, as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series, may allocate 100% of the Series' assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contractholder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

WORSE CASE SCENARIOS FOR THE SERIES' EQUITY PARTICIPATION. The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series' NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series' assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

IMPACT OF ANNUITY CHARGES AND OTHER EXPENSES. Contractholders and Participants acquiring interests in the Series through separate accounts are not subject to identical separate account charges. In its proprietary computer model, the Sub-Adviser uses an expense factor designed to have the Series produce a return which may cover some portion of these charges. The expense factor will be determined at the inception of the Guarantee Period. If the expense factor is set to cover the higher charges, the initial

 4 ING GET U.S. Core Portfolio
asset allocation to the Equity Component will be lower. Accordingly, the level of the expense factor chosen by the Series may represent a greater opportunity cost to Contractholders and Participants with lower separate account charges. Regardless of where the expense factor is set, it will not affect the Guarantee payable by the insurance company.

STOCK AND BOND INVESTMENTS. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the managers' skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest. With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.

DECLINING INTEREST RATES. A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series' assets to the Fixed Component in order to assure that such assets do not fall below the present value of the Guarantee.

FUTURES CONTRACTS. The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class.

The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

RISKS OF USING DERIVATIVES. Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series' share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series' realizing a lower return than expected on an investment.

                                                  ING GET U.S. Core Portfolio  5

HOW THE SERIES HAS PERFORMED

Because the Series is new, it does not have return information an investor might find useful in evaluating the risks of investing in the Series.

WHAT YOU PAY TO INVEST

The table that follows shows operating expenses paid each year by the Series. The table does not reflect expenses or charges which are, or may be, imposed under your variable annuity contract. You will find details about these expenses and charges in the accompanying prospectus or other contract disclosure document.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE SERIES ASSETS)(1)

                                                                              FEES
                                                                             WAIVED/
                                                               SERIES      REIMBURSED
                       MANAGEMENT   DISTRIBUTION    OTHER     OPERATING   BY INVESTMENT
                          FEES        FEES(2)      EXPENSES   EXPENSES     MANAGER(3)     NET EXPENSES
                       ----------   ------------   --------   ---------   -------------   ------------
ING GET U.S. Core
  Portfolio --
  Offering Period         0.25%         0.25%        0.15%      0.65%           --            0.65%
  Guarantee Period        0.60%         0.25%        0.15%      1.00%           --            1.00%

(1) This table shows the estimated operating expenses for the Series as a ratio of expenses to average daily net assets.

(2) Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the SAI.

(3) ING Investments, LLC has entered into an expense limitation contract with the Series, under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 31, 2004. The expense limit for the Portfolio is shown as "Net Expenses". Fee waiver and/or reimbursements by ING Investments, LLC may vary in order to achieve such contractually obligated "Net Expenses". The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the investment management agreement.

EXAMPLE

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other variable product funds. THE EXAMPLES DO NOT REFLECT EXPENSES AND CHARGES WHICH ARE, OR MAY BE, IMPOSED UNDER YOUR VARIABLE ANNUITY CONTRACT. The example assumes that you invested $10,000, reinvested all your dividends, the Series earned an average annual return of 5%, and annual operating

 6 ING GET U.S. Core Portfolio
expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

                                                         1 YEAR*   3 YEARS*   5 YEARS*
                                                         -------   --------   --------
ING GET U.S. Core Portfolio                               $102       $318       $552

* ING Investments, LLC, is contractually obligated to waive fees and/or reimburse expenses through December 31, 2004. Therefore, all figures reflect this waiver/reimbursement for the first year only. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the investment management agreement.

OTHER CONSIDERATIONS

In addition to the principal investments, strategies and risks described above, the Series may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Closing the Series. If the Series assets do not reach $100 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions during the Offering Period, the Board reserves the right not to operate the Series in accordance with its investment objective. In that event, ING Aeltus will continue to invest the Series assets in short-term instruments and the insurance company will notify investors that the Series is being discontinued. Investors will have 45 days following the receipt of notice to transfer their money from the Series. If, at the end of the 45-day period, an investor does not make an election, his or her investment in the Series will be transferred to the series or funds designated by the insurance company.

MANAGEMENT OF THE SERIES

ING Investments, LLC (ING Investments), an Arizona limited liability company, serves as the investment adviser to the Series. ING Investments has overall responsibility for the management of the Series. ING Investments provides or oversees all investment advisory and portfolio management services for the Series, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Series, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Investments is registered as an investment adviser. ING Investments is an indirect wholly owned subsidiary of ING Groep N.V. (NYSE: ING) (ING). ING is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


As of September 30, 2003 ING Investments managed over $34.7 billion in assets.


ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING Investments is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on average daily net assets of the Series.

U.S. Core Portfolio              Offering Period     0.25%
                                 Guarantee Period    0.60%

                                                  ING GET U.S. Core Portfolio  7

Sub-Adviser

ING Investments has engaged Aeltus Investment Management, Inc. (ING Aeltus), a Connecticut corporation, to serve as sub-adviser to the Series. ING Aeltus is responsible for managing the assets of the Series in accordance with its investment objective and policies, subject to oversight by ING Investments.

Founded in 1972, ING Aeltus is registered as an investment adviser. ING Aeltus is an indirect wholly owned subsidiary of ING Groep N.V., and is an affiliate of ING Investments. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of September 30, 2003 ING Aeltus managed over $49.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


Portfolio Management

Asset Allocation. Mary Ann Fernandez, Senior Vice President, ING Aeltus, is responsible for overseeing the overall strategy of the Series and the allocation of the Series' assets between the Equity and Fixed Components. Ms. Fernandez joined ING Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by ING Aeltus.

The following people are primarily responsible for the day-to-day management of the Series:

Equity Component. The Equity Component is managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, ING Aeltus, has been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in ING Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, ING Aeltus, has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing applications for ING Aeltus' equity department.

Fixed Component. The Fixed Component is managed by a team of fixed-income specialists led by James B. Kauffmann. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 17 years of experience. Prior to joining ING Groep N.V. he spent four years at Alfa Investments Inc., where he was senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

 8 ING GET U.S. Core Portfolio

INVESTMENTS IN, AND EXCHANGES AND REDEMPTIONS FROM, THE SERIES

Please refer to the documents pertaining to the variable annuity contract for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Series and any fees that may apply, and what your options are on the Maturity Date.

12b-1 Plan. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC, the Series' principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the Series' shares and providing certain related services. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Orders for the purchase or redemption of Series shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been designated an agent of the Series for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Series, provided that the Series receives notice of the orders by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.

Net Asset Value. The NAV of the Series is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in 60 days or less at the time of acquisition are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board.

Business Hours. The Series is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Representatives are available from 8:00 a.m. to 8:00 p.m. eastern time Monday through Thursday and from 8:00 a.m. to 5:30 p.m. eastern time on Friday.

The Series reserves the right to suspend the offering of shares. The Series may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Maturity Date. Before the Maturity Date, the insurance company will send a notice to Contractholders or Participants who have amounts in the Series to remind them that the Maturity Date is approaching and to choose other investment options into which Series amounts will be transferred to at the close of business on the Maturity Date. If investors do not make a choice, at the close of business on the Maturity Date the insurance company will transfer Series amounts to funds designated by the insurance company.

                                                  ING GET U.S. Core Portfolio  9

TAX INFORMATION

The Series intends to qualify as a regulated investment company by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Series generally will not be subject to tax on its ordinary income and net realized capital gains.

The Series also intends to comply with the diversification requirements of
Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts so that those contract owners should not be subject to federal tax on distributions from the Series to the separate accounts. Contract owners should review their contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on an annual basis around the end of the calendar year. To comply with federal tax regulations, the Series may also pay an additional capital gains distribution, usually in June. Dividends and distributions are automatically reinvested at net asset value in shares of the Series.

ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Series and the Fund generally. Additional information about the Series also will be available in the Series' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series performance during its last fiscal year.

You may request free of charge the current SAI, annual and semi-annual reports or other information about the Series, by calling 1-800-531-4547 or writing to:

                          ING GET U.S. Core Portfolio
                                 P.O. Box 9271
                           Des Moines, IA 50306-9271

The SEC also makes available to the public reports and information about the Series. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's website (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Series, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                    Investment Company Act File No. 811-9477

                                                                PRO.GETUS Core-4

 10 ING GET U.S. Core Portfolio

                          ING GET U.S. CORE PORTFOLIO


                                    SERIES 3



          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 8, 2003



This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the current Prospectus for ING GET U.S. Core Portfolio (Portfolio), Series 3 (Series). Capitalized terms not defined herein are used as defined in the Prospectus. The Offering Period for Series 3 begins on December 12, 2003 and continues through March 15, 2004. ING Variable Insurance Trust (the "Fund") is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This Statement applies to the Series.



A free copy of the Series 3 Prospectus is available upon request by writing to the Portfolio at: P.O. Box 9271, Des Moines, IA 50306-9271, or by calling (800) 531-4547.



                                TABLE OF CONTENTS

GENERAL INFORMATION..........................................................      1
INVESTMENT OBJECTIVE AND RESTRICTIONS........................................      2
INVESTMENT TECHNIQUES AND RISK FACTORS.......................................      3
OTHER CONSIDERATIONS.........................................................      8
THE ASSET ALLOCATION PROCESS.................................................      8
MANAGEMENT OF THE PORTFOLIO..................................................      9
TRUSTEE OWNERSHIP OF SECURITIES..............................................     17
COMPENSATION OF TRUSTEES.....................................................     18
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...................................     18
INVESTMENT ADVISORY AGREEMENT................................................     18
THE SUBADVISORY AGREEMENT....................................................     19
ADMINISTRATIVE SERVICES AGREEMENT............................................     19
EXPENSE LIMITATION AGREEMENT.................................................     20
CUSTODIAN....................................................................     20
TRANSFER AGENT...............................................................     20
INDEPENDENT AUDITORS.........................................................     20
PRINCIPAL UNDERWRITER........................................................     20
DISTRIBUTION SERVICING ARRANGEMENTS..........................................     21
BROKERAGE ALLOCATION AND TRADING POLICIES....................................     21
PURCHASE AND REDEMPTION OF SHARES............................................     22
PROXY VOTING PROCEDURES......................................................
NET ASSET VALUE..............................................................     23
TAX STATUS...................................................................     23
PERFORMANCE INFORMATION......................................................     24



                               GENERAL INFORMATION

On April 5, 2002, the name of the Fund was changed from Pilgrim Variable Insurance Trust Fund to ING Variable Insurance Trust.


Organization. ING Variable Insurance Trust is an open-end management investment company organized as a Delaware business trust on the 15th day of July 1999. Although the Fund currently offers multiple portfolios, this SAI applies only to ING GET U.S. Core Portfolio, Series 3.


Voting Rights. Shareholders of the Series are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of the Board (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. Investors who select the Series for investment through their variable annuity contract) are not the shareholders of the Portfolio. The insurance companies that issue the separate accounts are the true shareholders, but generally pass through voting to investors as described in the prospectus for the applicable Contract.

                      INVESTMENT OBJECTIVE AND RESTRICTIONS


The investment objective for the Series is to achieve maximum total return and minimal exposure of the Series assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. The Series will pursue its objective during a specified five year period, the "Guarantee Period," from March 16, 2004 through March 13, 2009 for Series 3 (Maturity Date). In seeking to achieve its investment objective, the Series has adopted the following restrictions which are matters of fundamental policy and cannot be changed without approval by the holders of the lesser of: (i) 67% of the shares of the Series present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Series.


As a matter of fundamental policy, the Series will not:

            (1) Borrow money, except that (a) the Series may enter into certain futures contracts and options related thereto; (b) the Series may enter into commitments to purchase securities in accordance with the Series' investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Series may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Series may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Series' assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Series' assets fails to meet the 300% coverage requirement relative only to leveraging, the Series shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

            (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Series for its portfolio, the Series or the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

            (3) Purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Series may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

            (4) Make loans, except that, to the extent appropriate under its investment program, the Series may purchase bonds, debentures or other debt securities, including short-term obligations and enter into repurchase transactions.

            (5) Invest in commodity contracts, except that the Series may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis.

            (6) Alter, amend or modify either the Investment Objective or the Principal Investment Strategies of the Series, as described in the Prospectus.

            (7) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

            (8) Concentrate its investments in any one industry except that the Series may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Where the Series' investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in securities rating of the investment or any other change. With respect to fundamental policy number (8), industry classifications are determined in accordance with the classifications established by Standard & Poor's, a division of The McGraw-Hill Companies, (S&P).

The Series also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Series, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Series will not:

            (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in
(1) above, and permitted transactions involving options, futures contracts and options on such contracts.

            (2) Invest in companies for the purpose of exercising control or management.

            (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Series.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Futures Contracts

The Series will be managed by Aeltus Investment Management, Inc. (ING Aeltus or Sub-Adviser) subject to the oversight by the investment manager ING Investments, LLC as described more fully in the Investment Advisory Agreement section below.

The Series may enter into future contracts, described below and in the Prospectus, as a means of achieving its investment objective. The Series may invest up to 30% of its assets in derivatives to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

The Series may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures Contracts." THE SERIES WILL ONLY ENTER INTO FUTURES CONTRACTS ON THE S&P 500 INDEX AND U.S. TREASURY SECURITIES. S&P 500 Index futures may not exceed 20% of the market value of the Equity Component. The notional value of U.S. Treasury futures may not exceed 50% of the market value of the Fixed Component. Futures contracts may not be used for speculative purposes. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that the Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Series is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Series relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends as well as the expenses associated with creating the hedge.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

"Margin" is the amount of funds that must be deposited by the Series with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Series' futures contracts. A margin deposit is intended to assure the Series' performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Series. These daily payments to and from the Series are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Series will mark-to-market the current value of its open futures contracts. The Series expects to earn interest income on its initial margin deposits.

When the Series buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

The Series may purchase and sell futures contracts under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Series' total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

Additional Restrictions on the Use of Futures Contracts. CFTC regulations require that to prevent the Series from being a commodity pool, the Series enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Series expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market.

Additional Risk Factors in Using Futures. In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Series' transactions in derivatives.

Risk of Imperfect Correlation. The Series' ability to hedge effectively all or a portion of its portfolio through transactions in futures on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Series might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Series' overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Series will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the Series which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the Series' ability to effectively hedge its portfolio, or the relevant portion thereof.

The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements. Investments in futures contracts on U.S. Treasury securities involve the risk that if ING Aeltus' judgment concerning the general direction of interest rates is incorrect, the overall performance of the Series may be poorer than if it had not entered into any such contract. For example, if the Series has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fixed Component and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Series has insufficient cash, it may have to sell bonds from the Fixed Component to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Counterparty. Risk With some derivatives there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Series.

Foreign Securities

The Series may invest in depositary receipts of foreign companies included in the S&P 500. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts are typically American Depositary Receipts (ADRs), which are designed for U.S. investors and held either in physical form or in book entry form.

Real Estate Securities

The Series may invest in real estate securities through interests in real estate investment trusts (REITs) included in the S&P 500. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Short-term Debt Instruments

The Series may invest in short-term debt obligations (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit). The Series generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Series may enter into repurchase agreements. Under a repurchase agreement, the Series agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Series' custodian securities with an initial market value of at least 102% of the dollar amount invested by the Series in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Series' ability to sell the underlying securities. The Series will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

Illiquid Securities

The Series may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities in excess of seven days. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended (1933
Act) or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. ING Aeltus shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of the net assets of the Series.

Mortgage-Related Debt Securities

The Series may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). However, each such security must be rated AAA or higher by S&P or Aaa or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall not be less than AAA/Aaa.

Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Series might be converted to cash, and the Series could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Series buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity" - the latest date by which the tranche can be completely repaid, assuming no repayments - and has an "average life" - the average time to receipt of a principal weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payment generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

The Series may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to include the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

OTHER INVESTMENT COMPANIES

The Series may invest in other investment companies ("Underlying Funds"). The Series may not (i) invest more than 10% of its total assets in the Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund.

EXCHANGE TRADED FUNDS. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Series elects to redeem its ETF shares rather than selling them on the secondary market, the Series may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Series.

Zero Coupon Securities

The Series may invest in zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. The Series may also invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of
(i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.

The risks associated with lower debt securities apply to these securities. Zero coupon securities are also subject to the risk that in the event of a default, the Series may realize no return on its investment, because these securities do not pay cash interest.

                              OTHER CONSIDERATIONS

In extreme circumstances, the insurance company reserves the right to accept additional deposits, including both new annuity monies and internal variable annuity transfers, during the Guarantee Period and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS

In pursuing the Series' investment objective, ING Aeltus looks to allocate assets among the Equity Component and the Fixed Component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, the then current market value of the Series, the Series' total annual expenses, as well as insurance company separate account expenses assessed to Contract holders and Participants acquiring an interest in the Series through the Separate Account, and the Maturity Date. If interest rates are low (particularly at the inception of the Guarantee Period), the Series assets may be largely invested in the Fixed Component in order to decrease the likelihood that the insurance company would be required to make any payment under the Guarantee. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective.

The initial allocation of the Series' assets between the Equity Component and the Fixed Component will be determined principally by the prevailing level of interest rates and the volatility of the stock market at the beginning of the Guarantee Period. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the Fixed Component. ING Aeltus will monitor the allocation of the Series' assets on a daily basis.

The asset allocation process will also be affected by ING Aeltus' ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by ING Aeltus' proprietary software model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the performance of the Fixed Component is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of the Series to participate in any subsequent upward movement in the equity market would be limited.

The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. To moderate such costs, ING Aeltus has built into the proprietary software program a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                          Management of the Portfolio


Set forth in the table below is information about each Trustee of the Trust:


                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                                                                   IN FUND
                                                   TERM OF OFFICE                                  COMPLEX
                               POSITION(S) HELD     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -   OVERSEEN BY   OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE          WITH TRUST        TIME SERVED+       DURING THE PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEE****
----------------------------   ----------------   -----------------   -------------------------   -----------   --------------------
INDEPENDENT TRUSTEES


PAUL S. DOHERTY                Trustee            February 2001       Mr. Doherty is President        114       None
7337 E. Doubletree Ranch Rd.                      present             and Partner, Doherty,
Scottsdale, Arizona 85258                                             Wallace, Pillsbury and
Date of Birth:  04/28/1934                                            Murphy, P.C., Attorneys
                                                                      (1996  - Present);
                                                                      Director, Tambrands, Inc.
                                                                      (1993 - 1998); and
                                                                      Trustee of each of the
                                                                      funds managed by
                                                                      Northstar Investment
                                                                      Management Corporation
                                                                      (1993 - 1999).

J. MICHAEL EARLEY              Trustee            Feb. 2002 -         President and Chief             114       None
7337 E. Doubletree Ranch Rd.                      present             Executive Officer,
Scottsdale, Arizona 85258                                             Bankers Trust Company,
Date of Birth:  05/02/1945                                            N.A. (1992 - Present).

R. BARBARA GITENSTEIN          Trustee            Feb. 2002 -         President, College of           114       None
7337 E. Doubletree Ranch Rd.                      present             New Jersey (1999 -
Scottsdale, Arizona 85258                                             Present).  Formerly,
Date of Birth:  02/18/1948                                            Executive Vice President
                                                                      and Provost, Drake
                                                                      University (1992 - 1998).

WALTER H. MAY                  Trustee            February 2001       Retired.  Formerly,             114       Director, Best
7337 E. Doubletree Ranch Rd.                      present             Managing Director and                     Prep Charity.
Scottsdale, Arizona 85258                                             Director of Marketing,
Date of Birth:  12/21/1936                                            Piper Jaffray, Inc.;
                                                                      Trustee of each of the
                                                                      funds managed by
                                                                      Northstar Investment
                                                                      Management Corporation
                                                                      (1996 - 1999).

JOCK PATTON                    Trustee            February 2001       Private Investor (June          114       Director, Hypercom,
7337 E. Doubletree Ranch Rd.                      present             1997 - Present).                          Inc.; JDA Software
Scottsdale, Arizona 85258                                             Formerly, Director and                    Group, Inc.
Date of Birth:  12/11/1945                                            Chief Executive Officer,
                                                                      Rainbow Multimedia Group,
                                                                      Inc. (January 1999 -
                                                                      December 2001); Director
                                                                      of Stuart Entertainment,
                                                                      Inc.; Director of
                                                                      Artisoft, Inc. (1994 -
                                                                      1998).


DAVID W.C. PUTNAM              Trustee            February 2001       President and Director,         114       Trustee;
7337 E. Doubletree Ranch Rd.                      present             F.L. Putnam Securities                    Anchor International
                                                                      Company, Inc. and its                     Bond Trust.
                                                                      affiliates; President,
                                                                      Secretary and Trustee,
                                                                      The Principled Equity

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                                                                   IN FUND
                                                   TERM OF OFFICE                                  COMPLEX
                               POSITION(S) HELD     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -   OVERSEEN BY   OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE          WITH TRUST        TIME SERVED+       DURING THE PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEE****
----------------------------   ----------------   -----------------   -------------------------   -----------   --------------------

Scottsdale, Arizona 85258                                             Market Fund. Formerly,                    F.L. Putnam
Date of Birth:  10/08/1939                                            Trustee, Trust Realty                     Foundation;
                                                                      Corp.; Anchor Investment                  Progressive Capital
                                                                      Trust; Bow Ridge Mining                   Accumulation Trust;
                                                                      Company and each of the                   Principled Equity
                                                                      funds managed by                          Market Fund; Mercy
                                                                      Northstar Investment                      Endowment
                                                                      Management Corporation                    Foundation;
                                                                      (1994 - 1999).                            Director, F.L.
                                                                                                                Putnam Investment
                                                                                                                Management Company;
                                                                                                                Asian American Bank
                                                                                                                and Trust Company;
                                                                                                                Notre Dame Health
                                                                                                                Care Center; F.L.
                                                                                                                Putnam Securities
                                                                                                                Company, Inc.; and
                                                                                                                an Honorary Trustee,
                                                                                                                Mercy Hospital.

BLAINE E. RIEKE*               Trustee            Feb. 2001 -         General Partner,                114       Director
7337 E. Doubletree Ranch Rd.                      Present             Huntington Partners                       Morgan Chase Trust
Scottsdale, Arizona 85258                                             (January 1997 - Present).                 Co.
Date of Birth:  09/10/1933                                            Chairman of the Board and
                                                                      Trustee of each of the
                                                                      funds managed by ING
                                                                      Investment Management Co.
                                                                      LLC (November 1998 -
                                                                      February 2001).

ROGER B. VINCENT***            Trustee            Feb. 2002 -         President, Springwell           114       Director
7337 E. Doubletree Ranch Rd.                      Present             Corporation (1989 -                       AmeriGas Propane,
Scottsdale, Arizona 85258                                             Present). Formerly,                       Inc.
Date of Birth:  08/26/1945                                            Director, Tatham
                                                                      Offshore, Inc. (1996 -
                                                                      2000).


RICHARD A. WEDEMEYER           Trustee            Feb. 2001 -         Retired. Mr. Wedemeyer          114       Director
7337 E. Doubletree Ranch Rd.                      Present             was formerly Vice                         Touchstone
Scottsdale, Arizona 85258                                             President - Finance and                   Consulting Group.
Date of Birth:  03/23/1936                                            Administration, Channel
                                                                      Corporation (June 1996 -
                                                                      April 2002). Formerly,
                                                                      Vice President,
                                                                      Operations and
                                                                      Administration, Jim
                                                                      Henson Productions (1979
                                                                      - 1997); Trustee, First
                                                                      Choice Funds (1997 -
                                                                      2001); and of each of the
                                                                      funds managed by ING
                                                                      Investment Management Co.
                                                                      LLC (1998 - 2001).

TRUSTEES WHO ARE
"INTERESTED PERSONS"

THOMAS J. MCINERNEY**          Trustee            Feb. 2001 -         Chief Executive Officer,        169       Director,
7337 E. Doubletree Ranch Rd.                      Present             ING U.S. Financial                        Hemisphere, Inc.;
Scottsdale, Arizona 85258                                             Services (September 2001                  Trustee, Equitable
Date of Birth:  05/05/1956                                            - Present); General                       Life Insurance Co.,
                                                                      Manager and Chief                         Golden American Life
                                                                      Executive Officer, ING                    Insurance Co., Life
                                                                      U.S. Worksite Financial                   Insurance Company of
                                                                      Services (December 2000 -                 Georgia, Midwestern
                                                                      Present); Member, ING                     United Life
                                                                      Americas Executive                        Insurance Co.,
                                                                      Committee (2001 -                         ReliaStar Life
                                                                      Present); President,                      Insurance Co.,
                                                                      Chief

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                                                                   IN FUND
                                                   TERM OF OFFICE                                  COMPLEX
                               POSITION(S) HELD     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -   OVERSEEN BY   OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE          WITH TRUST        TIME SERVED+       DURING THE PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEE****
----------------------------   ----------------   -----------------   -------------------------   -----------   --------------------
                                                                      Executive Officer and                     Security Life of
                                                                      Director of Northern                      Denver, Security
                                                                      Life Insurance Company                    Connecticut Life
                                                                      (March 2001 - October                     Insurance Co.,
                                                                      2002), ING Aeltus Holding                 Southland Life
                                                                      Company, Inc. (2000 -                     Insurance Co., USG
                                                                      Present), ING Retail                      Annuity and Life
                                                                      Holding Company (1998 -                   Company, and United
                                                                      Present), and ING                         Life and Annuity
                                                                      Retirement Holdings, Inc.                 Insurance Co. Inc;
                                                                      (1997 - Present).                         Director, Ameribest
                                                                      Formerly, General Manager                 Life Insurance Co.;
                                                                      and Chief Executive                       Director, First
                                                                      Officer, ING Worksite                     Columbine Life
                                                                      Division (December 2000 -                 Insurance Co.;
                                                                      October 2001), President,                 Member of the Board,
                                                                      ING-SCI, Inc. (August                     National Commission
                                                                      1997 - December 2000);                    on Retirement
                                                                      President, Aetna                          Policy, Governor's
                                                                      Financial Services                        Council on Economic
                                                                      (August 1997 - December                   Competitiveness and
                                                                      2000).                                    Technology of
                                                                                                                Connecticut,
                                                                                                                Connecticut Business
                                                                                                                and Industry
                                                                                                                Association,
                                                                                                                Bushnell;
                                                                                                                Connecticut Forum;
                                                                                                                Metro Hartford
                                                                                                                Chamber of Commerce;
                                                                                                                and is Chairman,
                                                                                                                Concerned Citizens
                                                                                                                for Effective
                                                                                                                Government.

JOHN G. TURNER**               Chairman and       February 2001       Chairman, Hillcrest             114       Director, Hormel
7337 E. Doubletree Ranch Rd.   Trustee            - Present           Capital Partners (May                     Foods Corporation;
Scottsdale, Arizona 85258                                             2002-Present); President,                 Shopko Stores, Inc.;
Date of Birth:  10/03/1939                                            Turner Investment Company                 and M.A. Mortenson
                                                                      (January 2002 - Present).                 Company.
                                                                      Mr. Turner was formerly
                                                                      Vice Chairman of ING
                                                                      Americas (2000 - 2002);
                                                                      Chairman and Chief
                                                                      Executive Officer of
                                                                      ReliaStar Financial Corp.
                                                                      and ReliaStar Life
                                                                      Insurance Company (1993 -
                                                                      2000); Chairman of
                                                                      ReliaStar United Services
                                                                      Life Insurance Company
                                                                      (1995 - 1998); Chairman
                                                                      of ReliaStar Life
                                                                      Insurance Company of New
                                                                      York (1995 - 2001);
                                                                      Chairman of Northern Life
                                                                      Insurance Company (1992 -
                                                                      2001); Chairman and
                                                                      Trustee of the Northstar
                                                                      affiliated investment
                                                                      companies (1993 - 2001)
                                                                      and Director, Northstar
                                                                      Investment Management
                                                                      Corporation and its
                                                                      affiliates (1993 - 1999).

      + Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which even the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

      * For the period of time prior to May 1, 2003, Mr. Reike may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

      ** Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in 1940 Act, because of their relationship with ING Groep, N.V., the parent corporation of the Investment Manager, ING Investments, LLC.

      *** Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs, & Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio and of the Trust during this period.

      **** For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and USLICO Series Fund.

      Information about the Trust's officers are set forth in the table below:


                               POSITIONS HELD WITH        TERM OF OFFICE AND LENGTH         PRINCIPAL OCCUPATION(S) DURING
   NAME, ADDRESS AND AGE       THE TRUST                  OF TIME SERVED (1)                THE LAST FIVE YEARS (2)
----------------------------   -------------------        ---------------------------       -------------------------------------

JAMES M. HENNESSY
7337 E. Doubletree Ranch Rd.   President, and Chief        March 2001 - Present             President and Chief Executive Officer,
Scottsdale, Arizona 85258      Executive Officer and                                        ING Capital Corporation, LLC, ING Funds
Date of Birth:  04/09/1949     Chief Operating                                              Services, LLC, ING Advisors, Inc., Ing
                               Officer                                                      Investments, LLC, Lexington Funds
                                                                                            Distributor, Inc., Express America
                                                                                            T.C., Inc. and EAMC Liquidation Corp.
                               Senior Vice                October 2000 -                    (December 2001 - Present); Executive
                               President                  March 2001                        Vice President and Chief Operating
                                                                                            Officer and ING Funds Distributor, LLC
                               Secretary                  October 2000 -                    (June 2000 - Present). Formerly,
                                                          March 2001                        Executive Vice President and Chief
                                                                                            Operating Officer, ING Quantitative
                                                                                            Management, Inc. (October 2001 -
                                                                                            September 2002), Senior Executive Vice
                                                                                            President (June 2000 - December 2000)
                                                                                            and Secretary (April 1995 - December
                                                                                            2000), ING Capital Corporation, LLC, ING
                                                                                            Funds Services, LLC, ING Investments,
                                                                                            LLC, ING Advisors, Inc., Express America
                                                                                            T.C., Inc. and EAMC Liquidation Corp.;
                                                                                            Executive Vice President, ING Capital
                                                                                            Corporation, LLC and its affiliates (May
                                                                                            1998 - June 2000); and Senior Vice
                                                                                            President, ING Capital Corporation, LLC
                                                                                            and its affiliates (April 1995 - April
                                                                                            1998).

MICHAEL J. ROLAND
7337 E. Doubletree Ranch Rd.   Executive Vice        February 2002 - Present
                               President and
                               Assistant Secretary

                               Principal             October 2000 -
                               Financial             Present
                               Officer

                               Senior Vice           March 2001 -
                               President             February 2002

------------------------------------------------------------------------------------------------------------------------------------
                              POSITIONS HELD WITH THE   TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING THE LAST
NAME, ADDRESS AND AGE         FUND                      TIME SERVED (1)                FIVE YEARS (2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Chief Financial Officer and Treasurer, ING
                                                                                       Funds Services, LLC, ING Funds Distributor,
                                                                                       LLC, ING Advisors, Inc., ING Investments,
                                                                                       LLC, Inc., Lexington Funds Distributor,
                                                                                       Inc., Express America T.C., Inc. and EAMC
                                                                                       Liquidation Corp. (December 2001 - Present).
                                                                                       Formerly, Executive Vice President, Chief
                                                                                       Financial Officer and Treasurer ING
                                                                                       Quantitative Management (December 2001 -
                                                                                       September 2002), Senior Vice President, ING
                                                                                       Funds Services, LLC, ING Investments, LLC
                                                                                       and ING Funds Distributor, LLC (June 1998 -
                                                                                       December 2001) and Chief Financial Officer
                                                                                       of Endeavor Group (April 1997 - June 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                Senior Vice President                                    Senior Vice President and Assistant, March
7337 E. Doubletree Ranch Rd.  and Assistant             October 2000 - Present         2002 - Present (For the ING Funds), Senior
Scottsdale, Arizona 85258     Secretary                                                Vice President and Assistant Secretary,
Date of Birth: 06/17/1963                                                              November 1999 - March 2002 (For the Pilgrim
                                                                                       Funds), Assistant Secretary, July 1996 -
                                                                                       November 1999 (For the Pilgrim Funds),
                                                                                       Secretary Senior Vice President and
                                                                                       Assistant Secretary, ING Funds Services,
                                                                                       LLC, ING Funds Distributor, LLC, ING
                                                                                       Advisors, Inc., ING Capital Corporation,
                                                                                       LLC, ING Investments, LLC (October 2001 -
                                                                                       Present) and Lexington Funds Distributor,
                                                                                       Inc. (December 2001 - Present). Formerly,
                                                                                       Senior Vice President and Assistant
                                                                                       Secretary, ING Quantitative Management, Inc.
                                                                                       (October 2001 - September 2002), Vice
                                                                                       President, ING Investments, LLC (April 1997
                                                                                       - October 1999), ING Funds Services, LLC
                                                                                       (February 1997 - August 1999) and Assistant
                                                                                       Vice President, ING Funds Services, LLC
                                                                                       (August 1995 - February 1997).
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON          Senior Vice President     November 2003 - Present        Vice President and Secretary, March 2002 -
7337 E. Doubletree Ranch Rd.                                                           Present (For the ING Funds), February 2001
Scottsdale, Arizona 85258     Vice President            March 2001 - November 2003     - March 2002 (For the Pilgrim Funds), ING
Date of Birth: 07/25/1964                                                              Funds Services, LLC, ING Funds Distributor,
                              Secretary                 March 2001 - August 2003       LLC, ING Advisors, Inc., ING Investments,
                                                                                       LLC (October 2001 - Present) and Lexington
                                                                                       Funds Distributor, Inc. (December 2001 -
                                                                                       Present). Formerly, Vice President, ING
                                                                                       Quantitative Management, Inc. (October 2001
                                                                                       - September 2002); Assistant Vice President,
                                                                                       ING Funds Services, LLC (November 1999 -
                                                                                       January 2001) and has held various other
                                                                                       positions with ING
------------------------------------------------------------------------------------------------------------------------------------
J. DAVID GREENWALD            Vice President            August 2003 - Present          Vice President of Mutual Fund Compliance
7337 E. Doubletree Ranch Rd.                                                           of ING Funds Services, LLC (May 2003 -
Scottsdale, Arizona 85258                                                              Present). Formerly Assistant Treasurer and
Date of Birth: 09/24/1957                                                              Director of Mutual Fund Compliance and
                                                                                       Operations of American Skandia, A
                                                                                       Prudential Financial Company (October 1996 -
                                                                                       May 2003).
------------------------------------------------------------------------------------------------------------------------------------
HUEY P. FALGOUT               Secretary                 August 2003 - Present          Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                           (November 2002 - Present). Formerly,
Scottsdale, Arizona 85258                                                              Associate General Counsel of AIG American
Date of Birth: 11/15/1963                                                              General (January 1999 - November 2002) and
                                                                                       Associate General Counsel of Van Kampen, Inc.
                                                                                       (April 1992 - January 1999).
------------------------------------------------------------------------------------------------------------------------------------
THERESA K. KELETY             Assistant Secretary       August 2003 - Present          Counsel, ING U.S. Financial Services (April
7337 E. Doubletree Ranch Rd.                                                           2003 - Present). Formerly Senior Associate
Scottsdale, Arizona 85258                                                              with Shearman & Sterling (February 2000 -
Date of Birth: 02/28/1963                                                              April 2003); Associate with Sutherland Asbill
                                                                                       & Brennan (1996 - February 2000); Morrison &
                                                                                       Foerster (1994 - 1996).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               POSITIONS HELD WITH THE   TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING THE LAST
NAME, ADDRESS AND AGE          FUND                      TIME SERVED (1)                FIVE YEARS (2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Funds Services, LLC for more than the last
                                                                                        five years.
------------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV                                                                        Vice President and Treasurer, March 2002 -
7337 E. Doubletree Ranch Rd.   Vice President            October 2002 - Present         Present (For the ING Funds), May 1998 -
Scottsdale, Arizona 85258                                                               March 2002 (For the Pilgrim Funds), Vice
Date of Birth: 09/25/1967      Treasurer                 March 2003 - Present           President, November 1997 - May 1998 (For
                                                                                        the Pilgrim Funds), Vice President, ING
                                                                                        Funds Services, LLC (October 2001 - Present)
                                                                                        and ING Investments, LLC (August 1997 -
                                                                                        Present); Accounting Manager, ING
                                                                                        Investments, LLC (November 1995 - Present).
------------------------------------------------------------------------------------------------------------------------------------
LAUREN D. BENSINGER            Vice President            February 2003 - Present        Vice President and Chief Compliance Officer,
7337 E. Doubletree Ranch Rd.                                                            ING Funds Distributor, LLC (July, 1995 to
Scottsdale, Arizona 85258                                                               Present); Vice President (February, 1996 to
Date of Birth: 02/06/1954                                                               Present) and Chief Compliance Officer
                                                                                        (October, 2001 to Present) ING Investments,
                                                                                        LLC; Vice President and Chief Compliance
                                                                                        Officer, ING Advisors, Inc. (July 2000 to
                                                                                        Present); Formerly, Vice President and Chief
                                                                                        Compliance Officer ING Quantitative
                                                                                        Management, Inc. (July 2000 to September
                                                                                        2002) and Vice President, ING Fund Services,
                                                                                        LLC (July 1995 to Present).
------------------------------------------------------------------------------------------------------------------------------------
TODD MODIC                     Vice President            February 2003 - Present        Director of Financial Reporting, ING
7337 E. Doubletree Ranch Rd.                                                            Investments, LLC (March 2001 - Present).
Scottsdale, Arizona 85258      Assistant Vice            March 2003 - Present           Formerly, Director of Financial Reporting,
Date of Birth: 11/03/1967      President                                                Axient Communications, Inc. (May 2000 -
                                                                                        January 2001) and Director of Finance,
                                                                                        Rural/Metro Corporation (March 1995 - May
                                                                                        2000).
------------------------------------------------------------------------------------------------------------------------------------
SUSAN KINENS                   Assistant Vice            February 2003 - Present        Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.   President and Assistant                                  Secretary, ING Funds Services, LLC (December
Scottsdale, Arizona 85258      Secretary                                                2002 - Present); and has held various other
Date of Birth: 12/31/1976                                                               positions with ING Funds Services, LLC for
                                                                                        more than the last five years.
------------------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON              Assistant Vice            August 2001 - Present          Assistant Vice President, ING Funds
7337 E. Doubletree Ranch Rd.   President                                                Services, LLC (October 2001 - Present).
Scottsdale, Arizona 85258                                                               Formerly, Manager of Fund Accounting and
Date of Birth: 05/29/1958                                                               Fund Compliance, ING Investments, LLC
                                                                                        (September 1999 - November 2001); Section
                                                                                        Manager of Fund Accounting, Stein Roe Mutual
                                                                                        Funds (July 1998 - August 1999); and
                                                                                        Financial Reporting Analyst, Stein Roe
                                                                                        Mutual Funds (August 1997 - July 1998).
------------------------------------------------------------------------------------------------------------------------------------


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from        ING Funds Services, LLC (March 2002 - name changed from
  ING Pilgrim Investments, LLC)                               ING Pilgrim Group, LLC)
 ING Mutual Funds Management Co., LLC (April 2001 -         ING Pilgrim Group, Inc. (February 2001 - merged into
  merged into ING Pilgrim Investments, LLC)                   Pilgrim Group LLC)
 ING Pilgrim Investments, Inc. (February 2001 - merged      ING Pilgrim Group, LLC (February 2001 - formed)
  into ING Pilgrim Investments, LLC)                        ING Pilgrim Group, Inc. (September 2000 - name changed
 ING Pilgrim Investments, LLC (February 2001 - formed)        from Pilgrim Group, Inc.)
 ING Pilgrim Investments, Inc. (September 2000 - name       Lexington Global Asset Managers, Inc. (July 2000 - merged
  changed from Pilgrim Investments, Inc.)                     into Pilgrim Group, Inc.)
 Pilgrim Advisors, Inc.** (April 2000 - merged into         Northstar Administrators, Inc. (November 1999 - merged
  Pilgrim Investments, Inc.)                                  into Pilgrim Group, Inc.)
 Pilgrim Investments, Inc. (October 1998 - name changed     Pilgrim Group, Inc. (October 1998 - name changed from
  from Pilgrim America Investments, Inc.)                     Pilgrim American Group, Inc.)
 Pilgrim America Investments, Inc. (April 1995 - name       Pilgrim America Group, Inc. (April 1995 - name changed
  changed from Newco Advisory Corporation)                    from Newco Holdings Management Corporation)
 Newco Advisory Corporation (December 1994 -                Newco Holdings Management Corporation (December 1994 - incorporated)
  incorporated)



** Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)



ING Funds Distributor, LLC.  (October 2002)                 ING Capital Corporation, LLC (March 2002 - name changed
 ING Funds Distributor, Inc. (October 2002 - merged           from ING Pilgrim Capital Corporation, LLC)
  into ING Funds Distributor, LLC)                          ING Pilgrim Capital Corporation (February 2001 - merged
  ING Funds Distributor, LLC (October 2002 - formed)          into ING Pilgrim Capital Corporation, LLC)
  ING Pilgrim Securities, Inc. (September 2000 - name       ING Pilgrim Capital Corporation, LLC (February 2001 -
  changed from Pilgrim Securities, Inc.)                      formed)
 Northstar Distributors Inc. (November 1999 - merged        ING Pilgrim Capital Corporation (September 2000 - name
  into Pilgrim Securities, Inc.)                              changed from Pilgrim Capital Corporation)
 Pilgrim Securities, Inc.  (October 1998 - name changed     Pilgrim Capital Corporation (February 2000 - name changed
  from Pilgrim America Securities, Inc.)                      from Pilgrim Holdings Corporation)
 Pilgrim America Securities, Inc. (April 1995 - name        Pilgrim Holdings Corporation (October 1999 - name changed
  changed from Newco Distributors Corporation)                from Northstar Holdings, Inc.)
 Newco Distributors Corporation (December 1994              Northstar Holdings, Inc. (October 1999 - merged into
  -incorporated)                                              Pilgrim Capital Corporation)
                                                            Pilgrim Capital Corporation (June 1999 - name changed
                                                              from Pilgrim America Capital Corporation)
                                                            Pilgrim Capital Corporation (June 1999 - merged into
                                                              Pilgrim America Capital Corporation)
                                                            Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING      ING Quantitative Management, Inc. (September 2002 -
  Pilgrim Advisors, Inc.)                                     Dissolved)
 ING Pilgrim Advisors, Inc. (March 2001 - name changed      ING Quantitative Management, Inc. (March 2002 - name
  from ING Lexington Management Corporation)                  changed from ING Pilgrim Quantitative Management, Inc.)
 ING Lexington Management Corporation (October 2000 -       ING Pilgrim Quantitative Management, Inc. (March 2001 -
  name changed from Lexington Management Corporation)         name changed from Market Systems Research Advisors)
Lexington Management Corporation (December 1996 -           Market Systems Research Advisors, Inc. (November 1986 - incorporated)
  incorporated)

BOARD OF TRUSTEES

      The Board of Trustees governs each Series is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.

      Committees

      An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held 4 meetings during the year ended December 31, 2002.

     The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 1 meeting during the calendar year ended December 31, 2002.

     The Board of Trustees has an Audit Committee whose function is to meet with the independent auditors of each Portfolio to review the scope of the Portfolio's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Rieke, Vincent, Earley, and Putnam. Mr. Earley serves as Chairman of the Committee. The Audit Committee held 4 meetings during the year ended December 31, 2002.

     The Board of Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available. The Valuation Committee currently consists of Dr. Gitenstein and Messrs. Patton, May, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held 4 meetings during the year ended December 31, 2002.

     The Board of Trustees has established an Investment Review Committee that will monitor the investment performance of the Portfolios and make recommendations to the Board of Trustees with respect to the Portfolios. The Committee for ING GET U.S. Core Portfolio currently consists of Dr. Gitenstein and Messrs. Wedemeyer, Patton, May, Doherty and McInerney. Mr. Wedemeyer serves as Chairman of the Committee. The Investment Review Committee held meetings during the year ended December 31, 2002.

TRUSTEE OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Trustee.

                                                           AGGREGATE DOLLAR
                                                            RANGE OF EQUITY
                                                           SECURITIES IN ALL
                                  DOLLAR RANGE OF        REGISTERED INVESTMENT
                                 EQUITY SECURITIES       COMPANIES OVERSEEN BY
                                 IN THE FUND AS OF         TRUSTEE IN FAMILY
NAME OF TRUSTEE                  DECEMBER 31, 2002      OF INVESTMENT COMPANIES
---------------                 --------------------    -----------------------
INDEPENDENT TRUSTEES

Paul S. Doherty                 None                       Over $100,000
J. Michael Earley               None                       $10,001 - $50,000
R. Barbara Gitenstein           None                       $50,001 - $100,000
Walter H. May                   None                       Over $100,000
Jock Patton                     None                       $50,001 - $100,000
David W. C. Putnam              None                       Over $100,000
Blaine E. Rieke                 None                       $50,001 - $100,000
Roger B. Vincent                None                       Over $100,000
Richard A. Wedemeyer            None                       $10,001 - $50,000

TRUSTEES WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney             None                       $50,001 - $100,000
John G. Turner                  None                       Over $100,000

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

     Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Trust (not including registered investment companies).

                          NAME OF OWNERS
                         AND RELATIONSHIP                                  VALUE OF      PERCENTAGE
NAME OF TRUSTEE             TO TRUSTEE       COMPANY    TITLE OF CLASS    SECURITIES      OF CLASS
---------------             ----------       -------    --------------    ----------      --------
Paul S. Doherty                 N/A            N/A           N/A             $ 0             N/A
J. Michael Earley               N/A            N/A           N/A             $ 0             N/A
R. Barbara Gitenstein           N/A            N/A           N/A             $ 0             N/A
Walter H. May                   N/A            N/A           N/A             $ 0             N/A
Jock Patton                     N/A            N/A           N/A             $ 0             N/A
David W. C. Putnam              N/A            N/A           N/A             $ 0             N/A
Blaine E. Rieke                 N/A            N/A           N/A             $ 0             N/A
Roger B. Vincent                N/A            N/A           N/A             $ 0             N/A
Richard A. Wedemeyer            N/A            N/A           N/A             $ 0             N/A

                           COMPENSATION OF TRUSTEES

The Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in person meeting of the Board; (iii) $2,000 per attendance of any committee meeting; (iv) $2,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Portfolio is based on the Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser for which the Trustees serve in common as Trustees.

The following table sets forth information regarding compensation of Trustees by the Series and other funds managed by the Investment Advisers for the year ended December 31, 2002. Officers of the Series and Trustees who are interested persons of the Series do not receive any compensation from the Portfolio or any other funds managed by the Investment Adviser.


                               COMPENSATION TABLE
                                DECEMBER 31, 2002


                                                     PENSION OR                           TOTAL
                                                     RETIREMENT                        COMPENSATION
                                                      BENEFITS      ESTIMATED              FROM
                                                      ACCRUED         ANNUAL               FUND
                                   AGGREGATE         AS PART OF      BENEFITS            AND FUND
       NAME OF                 COMPENSATION FROM        FUND           UPON            COMPLEX PAID
  PERSON, POSITION                 THE FUND           EXPENSES      RETIREMENT         TO TRUSTEES
  ----------------            -------------------     --------      ----------         -----------

PAUL S. DOHERTY                          $85            N/A            N/A               $76,532
TRUSTEE

MICHAEL J. EARLEY                        $82            N/A            N/A               $48,304
TRUSTEE

BARBARA GITENSTEIN                      $102            N/A            N/A               $50,658
TRUSTEE

WALTER H. MAY                           $102            N/A            N/A               $88,288
TRUSTEE

THOMAS J. MCINERNEY(1)(3)                 $0            N/A            N/A                   $0
TRUSTEE

JOCK PATTON                             $121            N/A            N/A               $88,759
TRUSTEE

DAVID W.C. PUTNAM                        $85            N/A            N/A               %76,855
TRUSTEE

BLAINE E. RIEKE(2)                       $84            N/A            N/A               $74,771
TRUSTEE

JOHN G. TURNER(3)                         $0            N/A            N/A                   $0
TRUSTEE

ROGER VINCENT                            $84            N/A            N/A               $76,011
TRUSTEE

RICHARD A. WEDEMEYER(2)                 $105            N/A            N/A               $70,133
TRUSTEE


1)    Elected as a Trustee of the ING Funds on February 26, 2001.

2) Formerly a Trustee of the original ING Variable Insurance Trust. Elected Trustee of the Pilgrim Funds on February 26, 2001.

3) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Trustees who are interested persons do not receive any compensation from the Trusts.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

It is expected that the Series shares will be sold to insurance companies affiliated with ING Investments and allocated to variable annuity separate accounts to fund obligations thereunder. Contract holders in these separate accounts are provided the right to direct the voting of fund shares at shareholder meetings. The insurance company votes the shares that it owns in these separate accounts in accordance with contract holders' directions. Undirected shares of the Series will be voted for each account in the same proportion as directed shares.


As of December 8, 2003 the officers and Trustees owned less than 1% of the outstanding shares of the Series.


ING Investments, the Series' investment adviser, and ING Aeltus, the Series' investment sub-adviser, are indirect wholly owned subsidiaries of ING Groep N.V.
(ING). ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

                          INVESTMENT ADVISORY AGREEMENT

The Fund on behalf of the Series entered into an investment advisory agreement (Advisory Agreement) appointing ING Investments, LLC (ING Investments) as the investment adviser of the Series. In approving the Advisory Agreement for the Series, the Board of Trustees, including the Independent Trustees, considered a number of factors, including, but not limited to: (1) prior performance of comparable funds (2) the nature and quality of the services to be provided by ING Investments including ING Investments' experience in overseeing sub-advisers for other mutual funds for which ING Investments serves as investment adviser;
(3) the
performance of the mutual funds for which ING Investments currently serves as investment adviser; (4) the depth, experience and the financial strength of ING Investments and the profitability of ING Investments from management of the Series; (5) the fact that the advisory fee imposed under the Advisory Agreement would be identical to those imposed by ING Aeltus as to prior series of the Fund; (6) the fact that ING Aeltus would manage the Series in its capacity as sub-adviser; (7) the projected expense ratios for the Series including ING Investments' commitment to maintain expense limitations for the Series; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure and (7) the fairness of the compensation payable to ING Investments under the Advisory Agreement in light of the services provided.

Based upon its review, the Board determined that the Investment Advisory Agreement was in the interests of the Series and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Advisory Agreement.

Under the Advisory Agreement, and subject to the supervision of the Board, ING Investments has responsibility for supervising all aspects of the operations of the Series including the selection, purchase and sale of securities. Under the Advisory Agreement, ING Investments is given the right to delegate any or all of its obligations to a sub-adviser.

The Advisory Agreement provides that ING Investments is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or members of the Board and that the Series is responsible for payment of all other of its costs.

For the services under the Advisory Agreement, ING Investments will receive an annual fee, payable monthly, as described in the Prospectus.


As of September 30, 2003, ING Investments, LLC had assets under management of over $ 34.7 billion.


                            THE SUBADVISORY AGREEMENT

ING Investments and the Series, on behalf of the Series, have entered into an agreement (Subadvisory Agreement) appointing Aeltus Investment Management Inc. (ING Aeltus) as sub-adviser of the Series. In approving the Subadvisory Agreement for the Series, the Board of Trustees, including the Independent Trustees, considered a number of factors including, among other things (1) performance of similar ING Funds for which ING Aeltus is the sub-adviser; (2) the nature and quality of the services to be provided by ING Aeltus; (3) the fairness of the compensation under the Subadvisory Agreement in light of the services to be provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Aeltus; and (5) the expenses to be borne by the shareholders of the Series. In addition, the Board considered the importance of maintaining the continuity of management with ING Investments as the Series' investment adviser. The Board noted that the overall advisory fee paid by the Series would remain the same as previous series and that the advisory services to be provided by ING Aeltus under the Subadvisory Agreement would be materially the same as the advisory services provided by ING Aeltus under the prior Advisory Agreement.

Based upon its review, the Board determined that the Subadvisory Agreement for the Series was in the interests of the Series and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Subadvisory Agreement.

The Subadvisory Agreement gives ING Aeltus broad latitude to select securities for the Series consistent with the investment objective and policies of the Series subject to ING Investments' oversight. The Agreement contemplates that ING Aeltus will be responsible for all aspects of managing the Series' investments.

For the services under the Subadvisory Agreement, ING Aeltus will receive an annual fee payable monthly as set forth below.

                             Offering Period 0.1125%
                            Guarantee Period 0.270%


As of September 30, 2003, ING Aeltus had assets under management of over $49.8 billion.


                        ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to an Administrative Services Agreement, ING Funds Services, LLC (IFS) acts as administrator and provides certain administrative and shareholder services necessary for the Series' operations and is responsible for the supervision of other service providers. The services provided by IFS include:
(1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (3) preparing financial information; (4) preparing semi-annual and annual reports to shareholders; (5) calculating the net asset value (NAV); (6) preparing certain shareholder communications; (7) supervising the custodian and transfer agent; and (8) reporting to the Board.

IFS is the administrator for the Series. IFS has responsibility for certain administrative and internal accounting and reporting services, maintenance of relationships with third party service providers such as the transfer agent and custodian, calculation of the NAV and other financial reports prepared for the Series.

Listed below is the administrative services fee IFS is entitled to receive on an annual rate based on average daily net assets of the Series:

                        ADMINISTRATIVE FEE                  SERIES ASSETS
                        ------------------            -----------------------------
                             0.055%                   on the first $5 billion
                             0.030%                   on all assets over $5 billion

                          EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into an expense limitation agreement with ING GET U.S. Core Portfolio, on behalf of the Series, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of the Series which excludes interest, taxes, brokerage commissions, other investment-related costs extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Series' business, and expenses of any counsel or other persons or services retained by the Series' Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser or Sub-Adviser do not exceed 0.65% during the Offering Period, and 1.00% during the Guarantee Period.

The Series will at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Series' expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The expense limitation agreement will continue until December 31, 2004. The expense limitation agreements are contractual and automatically renew for one-year terms unless the Investment Manager provides written notice to the Series of the termination of the agreement at least 30 days prior to the end of the then-current term. In addition, the agreement shall terminate upon termination of the Advisory Agreement, or it may be terminated by the Series, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.

                                    CUSTODIAN

Bank of New York, One Wall Street, New York, New York 10286, serves as custodian for the assets of the Series.

The custodian does not participate in determining the investment policies of the Series nor in deciding which securities are purchased or sold by the Series. The Series may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                                 TRANSFER AGENT

DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141, serves as the transfer agent and dividend-paying agent to the Series.

                              INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110 serves as independent auditors to the Series. KPMG LLP provides audit and tax services, assistance and consultation in connection with the Commission filings.

                              PRINCIPAL UNDERWRITER

ING Funds Distributor, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, has agreed to use its best efforts to distribute the shares as the principal underwriter of the Series pursuant to an Distribution Agreement between it and the Series. The Agreement was approved by the Board on July 11, 2002 to continue through September 1, 2003. The Distribution Agreement may be continued from year to year thereafter if approved annually by the Trustees or by a vote of holders of a majority of the Series' shares, and by a vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of ING Funds Distributor, LLC, and who are not interested persons of the Series, appearing in person at a meeting called for the purpose of approving such Agreement. This Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Trustees or ING Funds Distributor, Inc. or by vote of holders of a majority of the Series' shares without the payment of any penalty.

ING Funds Distributor, LLC is a wholly owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.

                       DISTRIBUTION SERVICING ARRANGEMENTS

Series shares are distributed by ING Funds Distributor, LLC. The Series will offer shares only during the Offering Period. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares and other related services; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor, LLC is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan specifies that the Series must pay a distribution fee to ING Funds Distributor, LLC for its distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if ING Funds Distributor, LLC's expenses exceed the distribution fee it receives, the Series will not be obligated to pay more than that fee. On the other hand, if ING Funds Distributor, LLC's expenses are less than such fee, ING Funds Distributor, LLC will retain its full fee and realize a profit.

The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the independent Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, LLC without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control with the Series could be deemed to have a financial interest in the Plan. No other interested person of the Series has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantage to investors in having no initial sales charges deducted from Series purchase payments and instead having the entire amount of their purchase payments immediately invested in Series shares, 2) the advantages to the shareholders of economies of scale resulting from growth in the assets of The ING GET Fund and potential continued growth, 3) the services provided to the Series and its shareholders by ING Funds Distributor, LLC, and 4) ING Funds Distributor, LLC's shareholder distribution-related expenses and costs.

ING Funds Distributor LLC, the investment adviser, sub-adviser, or any of their affiliates may make payments out of their own resources to securities dealers who have sold or who are expected to sell a significant amount of Series shares. In addition, payments may be made to securities dealers who agree to provide one or more of the following services which may result in the sale of Series shares: preferential or increased access to its registered representatives, coverage or increased coverage of the funds in the ING Funds group, assignment of additional human and other resources in connection with sales of Series shares, and/or coverage or increased coverage of the ING Fund group in internal and/or external communications. Payments may be made on the basis of shares sold and/or the value of Series shares held by customers of the securities dealers.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of the Board, ING Aeltus has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is ING Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. ING Aeltus may also consider the sale of shares of registered investment companies advised by ING Aeltus as a factor in the selection of brokerage firms to execute the Series' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to ING Aeltus' duty to obtain best execution.

ING Aeltus receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Series. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Series and other investment companies, services related to the execution of trades on behalf of the Series and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Series personnel with respect to computerized systems and data furnished to the Series as a component of other research services. ING Aeltus considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Series' securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. ING Aeltus' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to ING Aeltus.

Research services furnished by brokers through whom the Series effects securities transactions may be used by ING Aeltus in servicing all of its accounts; not all such services will be used by ING Aeltus to benefit the Series.

Consistent with federal law, ING Aeltus may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. ING Aeltus' judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect ING Aeltus' opinion as to which services and which means of payment are in the long-term best interests of the Series.

The Series and another advisory client of ING Aeltus or ING Aeltus itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales (including initial public offerings or IPOs) will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of the Series and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

The Board adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

The Series, ING Investments, ING Distributor, Inc. and ING Aeltus each have adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act). Each Code of Ethics allows personnel subject to that Code to invest in securities, including securities that may be purchased or held by the Series. However, it prohibits a person from taking advantage of Series trades or from acting on inside information.



                        PROXY VOTING PROCEDURES

The Board of Trustees of the Fund (the "Board") has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures which require the Adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Fund, including the procedures of the Adviser, is attached hereto as Appendix A. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Fund votes proxies relating to portfolio securities for the one year period ending June 30th will be made available through the ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database (www.sec.gov).


                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Series are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in the Prospectus.

The value of shares redeemed may be more or less than a shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made by the Series within seven days or the maximum period allowed by law, if shorter, after the redemption request is received by the Series or by the insurance company.

                                 NET ASSET VALUE

Securities of the Series are generally valued by independent pricing services, which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting the Series. No attempt is made to present a detailed explanation of the tax treatment of the Series and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Holders of variable annuity contracts must consult their contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such contracts.

Qualification as a Regulated Investment Company

The Series has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Series does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Series' current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts

Under Code section 817(h), a segregated asset account upon which a variable annuity contract is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide, that except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the Series' total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions may be considered the same issuer. As a safe harbor, a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of the shares.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series' assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Series intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, shareholders should note that the Series may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION

Performance information for the Series including the total return may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for the Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Series over a period of one and five years (or, if the Series has not been in existence for such periods, up to the life of the Series), calculated pursuant to the formula:

                    P(1 + T)(raised to the Nth power) = ERV

Where:
P = a hypothetical initial payment of $1,000

T = an average annual total return

n = the number of years

ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

Performance information for the Series may be compared, in reports and promotional literature, to: (a) the S&P 500 and/or the Lehman Brothers Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Series.

                                   APPENDIX A

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003

I.    INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.   VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.  DELEGATION OF VOTING RESPONSIBILITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.

IV.   APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.    VOTING PROCEDURES AND GUIDELINES

The Guidelines which are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

      A.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

      B.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1.    Votes in Accordance with Agent Recommendation

            In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

            2.    Non-Votes

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).

            If Counsel determines that a conflict of interest appears to exist with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).

            If Counsel determines that there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.    Referrals to a Fund's Valuation and Proxy Voting Committee

            A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.   CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.

VII.  REPORTING AND RECORD RETENTION

Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

Effective as of July 10, 2003

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003

I.    INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.   ROLES AND RESPONSIBILITIES

      A.    Proxy Coordinator

      The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the proxy Coordinator will call a meeting of the Proxy Group.

      B.    Agent

      An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

      The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.

      The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

      C.    Proxy Group

      The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy

      Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

      A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

      A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.

      For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any,
      (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.

      If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

      If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.

      D.    Investment Professionals

      The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.  VOTING PROCEDURES

      A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

      B.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.

      C.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1.    Votes in Accordance with Agent Recommendation

            In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

            2.    Non-Votes

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.   CONFLICTS OF INTEREST

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.

For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

       NAME                                                 TITLE OR AFFILIATION
       ----                                                 --------------------
Stanley D. Vyner                      Chief Investment Risk Officer and Executive Vice President of ING
                                      Investments, LLC

Karla J. Bos                          Acting Proxy Coordinator

Kimberly A. Anderson                  Senior Vice President and Assistant Secretary, ING Investments, LLC

Maria Anderson                        Assistant Vice President - Manager Fund Compliance of ING Funds Services,
                                      LLC

Michael J. Roland                     Executive Vice President and Chief Financial Officer of ING Investments, LLC

J. David Greenwald                    Vice President - Fund Compliance of ING Fund Services, LLC

Megan L. Dunphy, Esq.                 Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.               Counsel, ING Americas US Legal Services

Effective as of July 10, 2003

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003

I.    INTRODUCTION

The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.

Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.   GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in Global Proxies.

In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

1.    THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

TERM OF OFFICE

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

AGE LIMITS

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

      (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

      (2)   Only if the director's legal expenses would be covered.

2.    PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.    AUDITORS

RATIFYING AUDITORS

Generally, vote FOR proposals to ratify auditors.

NON-AUDIT SERVICES

Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.    PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Generally, vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.    TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.    MISCELLANEOUS GOVERNANCE PROVISIONS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

      - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

      -     If the dissidents agree, the policy remains in place.

      - If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

EQUAL ACCESS

Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

7.    CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Generally, vote AGAINST management proposals seeking approval to reprice options.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

      AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

      Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

      Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

      Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
      Section 162(m) should be evaluated on a CASE-BY-CASE basis.

      APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

      Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.

9.    STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

10.   MERGERS AND CORPORATE RESTRUCTURINGS

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.   MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.



13.   GLOBAL PROXIES

While a number of the foregoing Guidelines may be applied to both U.S. and global proxies, the following provide for the differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

     o   the opening of the shareholder meeting
     o   that the meeting has been convened under local regulatory requirements
     o   the presence of quorum
     o   the agenda for the shareholder meeting
     o   the election of the chair of the meeting
     o   the appointment of shareholders to co-sign the minutes of the meeting
     o   regulatory filings (e.g., to effect approved share issuances)
     o the designation of inspector or shareholder representative(s) of minutes of meeting
     o the designation of two shareholders to approve and sign minutes of meeting
     o   the allowance of questions
     o   the publication of minutes
     o   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.


REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

     o    it is editorial in nature;

     o    shareholder rights are protected;

     o    there is negligible or positive impact on shareholder value;

     o    management provides adequate reasons for the amendments; and

     o    the company is required to do so by law (if applicable).




                                             Statement of Additional Information

                          ING GET U.S. CORE PORTFOLIO


                                    SERIES 4



           STATEMENT OF ADDITIONAL INFORMATION DATED MARCH [ ], 2004



This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the current Prospectus for ING GET U.S. Core Portfolio (Portfolio), Series 4 (Series). Capitalized terms not defined herein are used as defined in the Prospectus. The Offering Period for Series 4 begins on March 16, 2004 and continues through June 14, 2004. ING Variable Insurance Trust (the "Fund") is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This Statement applies to the Series.



A free copy of the Series 4 Prospectus is available upon request by writing to the Portfolio at: P.O. Box 9271, Des Moines, IA 50306-9271, or by calling (800) 531-4547.



                                TABLE OF CONTENTS


GENERAL INFORMATION..........................................................      1
INVESTMENT OBJECTIVE AND RESTRICTIONS........................................      2
INVESTMENT TECHNIQUES AND RISK FACTORS.......................................      3
OTHER CONSIDERATIONS.........................................................      8
THE ASSET ALLOCATION PROCESS.................................................      8
MANAGEMENT OF THE PORTFOLIO..................................................      9
TRUSTEE OWNERSHIP OF SECURITIES..............................................     17
COMPENSATION OF TRUSTEES.....................................................     18
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...................................     18
INVESTMENT ADVISORY AGREEMENT................................................     18
THE SUBADVISORY AGREEMENT....................................................     19
ADMINISTRATIVE SERVICES AGREEMENT............................................     19
EXPENSE LIMITATION AGREEMENT.................................................     20
CUSTODIAN....................................................................     20
TRANSFER AGENT...............................................................     20
INDEPENDENT AUDITORS.........................................................     20
PRINCIPAL UNDERWRITER........................................................     20
DISTRIBUTION SERVICING ARRANGEMENTS..........................................     21
BROKERAGE ALLOCATION AND TRADING POLICIES....................................     21
PURCHASE AND REDEMPTION OF SHARES............................................     22
PROXY VOTING PROCEDURES......................................................
NET ASSET VALUE..............................................................     23
TAX STATUS...................................................................     23
PERFORMANCE INFORMATION......................................................     24



                               GENERAL INFORMATION

On April 5, 2002, the name of the Fund was changed from Pilgrim Variable Insurance Trust Fund to ING Variable Insurance Trust.


Organization. ING Variable Insurance Trust is an open-end management investment company organized as a Delaware business trust on the 15th day of July 1999. Although the Fund currently offers multiple portfolios, this SAI applies only to ING GET U.S. Core Portfolio, Series 4.


Voting Rights. Shareholders of the Series are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of the Board (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. Investors who select the Series for investment through their variable annuity contract) are not the shareholders of the Portfolio. The insurance companies that issue the separate accounts are the true shareholders, but generally pass through voting to investors as described in the prospectus for the applicable Contract.

                      INVESTMENT OBJECTIVE AND RESTRICTIONS


The investment objective for the Series is to achieve maximum total return and minimal exposure of the Series assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. The Series will pursue its objective during a specified five year period, the "Guarantee Period," from June 15, 2004 through June 12, 2009 for Series 4 (Maturity Date). In seeking to achieve its investment objective, the Series has adopted the following restrictions which are matters of fundamental policy and cannot be changed without approval by the holders of the lesser of: (i) 67% of the shares of the Series present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Series.


As a matter of fundamental policy, the Series will not:

            (1) Borrow money, except that (a) the Series may enter into certain futures contracts and options related thereto; (b) the Series may enter into commitments to purchase securities in accordance with the Series' investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Series may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Series may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Series' assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Series' assets fails to meet the 300% coverage requirement relative only to leveraging, the Series shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

            (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Series for its portfolio, the Series or the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

            (3) Purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Series may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

            (4) Make loans, except that, to the extent appropriate under its investment program, the Series may purchase bonds, debentures or other debt securities, including short-term obligations and enter into repurchase transactions.

            (5) Invest in commodity contracts, except that the Series may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis.

            (6) Alter, amend or modify either the Investment Objective or the Principal Investment Strategies of the Series, as described in the Prospectus.

            (7) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

            (8) Concentrate its investments in any one industry except that the Series may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Where the Series' investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in securities rating of the investment or any other change. With respect to fundamental policy number (8), industry classifications are determined in accordance with the classifications established by Standard & Poor's, a division of The McGraw-Hill Companies, (S&P).

The Series also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Series, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Series will not:

            (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in
(1) above, and permitted transactions involving options, futures contracts and options on such contracts.

            (2) Invest in companies for the purpose of exercising control or management.

            (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Series.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Futures Contracts

The Series will be managed by Aeltus Investment Management, Inc. (ING Aeltus or Sub-Adviser) subject to the oversight by the investment manager ING Investments, LLC as described more fully in the Investment Advisory Agreement section below.

The Series may enter into future contracts, described below and in the Prospectus, as a means of achieving its investment objective. The Series may invest up to 30% of its assets in derivatives to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

The Series may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures Contracts." THE SERIES WILL ONLY ENTER INTO FUTURES CONTRACTS ON THE S&P 500 INDEX AND U.S. TREASURY SECURITIES. S&P 500 Index futures may not exceed 20% of the market value of the Equity Component. The notional value of U.S. Treasury futures may not exceed 50% of the market value of the Fixed Component. Futures contracts may not be used for speculative purposes. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that the Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Series is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Series relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends as well as the expenses associated with creating the hedge.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

"Margin" is the amount of funds that must be deposited by the Series with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Series' futures contracts. A margin deposit is intended to assure the Series' performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Series. These daily payments to and from the Series are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Series will mark-to-market the current value of its open futures contracts. The Series expects to earn interest income on its initial margin deposits.

When the Series buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

The Series may purchase and sell futures contracts under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Series' total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

Additional Restrictions on the Use of Futures Contracts. CFTC regulations require that to prevent the Series from being a commodity pool, the Series enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Series expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market.

Additional Risk Factors in Using Futures. In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Series' transactions in derivatives.

Risk of Imperfect Correlation. The Series' ability to hedge effectively all or a portion of its portfolio through transactions in futures on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Series might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Series' overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Series will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the Series which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the Series' ability to effectively hedge its portfolio, or the relevant portion thereof.

The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements. Investments in futures contracts on U.S. Treasury securities involve the risk that if ING Aeltus' judgment concerning the general direction of interest rates is incorrect, the overall performance of the Series may be poorer than if it had not entered into any such contract. For example, if the Series has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fixed Component and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Series has insufficient cash, it may have to sell bonds from the Fixed Component to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Counterparty. Risk With some derivatives there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Series.

Foreign Securities

The Series may invest in depositary receipts of foreign companies included in the S&P 500. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts are typically American Depositary Receipts (ADRs), which are designed for U.S. investors and held either in physical form or in book entry form.

Real Estate Securities

The Series may invest in real estate securities through interests in real estate investment trusts (REITs) included in the S&P 500. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Short-term Debt Instruments

The Series may invest in short-term debt obligations (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit). The Series generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Series may enter into repurchase agreements. Under a repurchase agreement, the Series agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Series' custodian securities with an initial market value of at least 102% of the dollar amount invested by the Series in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Series' ability to sell the underlying securities. The Series will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

Illiquid Securities

The Series may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities in excess of seven days. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended (1933
Act) or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. ING Aeltus shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of the net assets of the Series.

Mortgage-Related Debt Securities

The Series may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). However, each such security must be rated AAA or higher by S&P or Aaa or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall not be less than AAA/Aaa.

Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Series might be converted to cash, and the Series could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Series buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity" - the latest date by which the tranche can be completely repaid, assuming no repayments - and has an "average life" - the average time to receipt of a principal weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payment generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

The Series may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to include the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

OTHER INVESTMENT COMPANIES

The Series may invest in other investment companies ("Underlying Funds"). The Series may not (i) invest more than 10% of its total assets in the Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund.

EXCHANGE TRADED FUNDS. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Series elects to redeem its ETF shares rather than selling them on the secondary market, the Series may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Series.

Zero Coupon Securities

The Series may invest in zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. The Series may also invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of
(i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.

The risks associated with lower debt securities apply to these securities. Zero coupon securities are also subject to the risk that in the event of a default, the Series may realize no return on its investment, because these securities do not pay cash interest.

                              OTHER CONSIDERATIONS

In extreme circumstances, the insurance company reserves the right to accept additional deposits, including both new annuity monies and internal variable annuity transfers, during the Guarantee Period and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS

In pursuing the Series' investment objective, ING Aeltus looks to allocate assets among the Equity Component and the Fixed Component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, the then current market value of the Series, the Series' total annual expenses, as well as insurance company separate account expenses assessed to Contract holders and Participants acquiring an interest in the Series through the Separate Account, and the Maturity Date. If interest rates are low (particularly at the inception of the Guarantee Period), the Series assets may be largely invested in the Fixed Component in order to decrease the likelihood that the insurance company would be required to make any payment under the Guarantee. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective.

The initial allocation of the Series' assets between the Equity Component and the Fixed Component will be determined principally by the prevailing level of interest rates and the volatility of the stock market at the beginning of the Guarantee Period. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the Fixed Component. ING Aeltus will monitor the allocation of the Series' assets on a daily basis.

The asset allocation process will also be affected by ING Aeltus' ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by ING Aeltus' proprietary software model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the performance of the Fixed Component is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of the Series to participate in any subsequent upward movement in the equity market would be limited.

The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. To moderate such costs, ING Aeltus has built into the proprietary software program a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                          Management of the Portfolio

Set forth in the table below is information about each Trustee of the Trust:



                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                                                                   IN FUND
                                                   TERM OF OFFICE                                  COMPLEX
                               POSITION(S) HELD     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -   OVERSEEN BY   OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE          WITH TRUST        TIME SERVED+       DURING THE PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEE****
----------------------------   ----------------   -----------------   -------------------------   -----------   --------------------
INDEPENDENT TRUSTEES


PAUL S. DOHERTY                Trustee            February 2001 -     Mr. Doherty is President        114       None
7337 E. Doubletree Ranch Rd.                      present             and Partner, Doherty,
Scottsdale, Arizona 85258                                             Wallace, Pillsbury and
Date of Birth:  04/28/1934                                            Murphy, P.C., Attorneys
                                                                      (1996  - Present);
                                                                      Director, Tambrands, Inc.
                                                                      (1993 - 1998); and
                                                                      Trustee of each of the
                                                                      funds managed by
                                                                      Northstar Investment
                                                                      Management Corporation
                                                                      (1993 - 1999).

J. MICHAEL EARLEY              Trustee            Feb. 2002 -         President and Chief             114       None
7337 E. Doubletree Ranch Rd.                      present             Executive Officer,
Scottsdale, Arizona 85258                                             Bankers Trust Company,
Date of Birth:  05/02/1945                                            N.A. (1992 - Present).

R. BARBARA GITENSTEIN          Trustee            Feb. 2002 -         President, College of           114       None
7337 E. Doubletree Ranch Rd.                      present             New Jersey (1999 -
Scottsdale, Arizona 85258                                             Present).  Formerly,
Date of Birth:  02/18/1948                                            Executive Vice President
                                                                      and Provost, Drake
                                                                      University (1992 - 1998).

WALTER H. MAY                  Trustee            February 2001 -     Retired.  Formerly,             114       Director,
7337 E. Doubletree Ranch Rd.                      present             Managing Director and                     Best Prep Charity.
Scottsdale, Arizona 85258                                             Director of Marketing,
Date of Birth:  12/21/1936                                            Piper Jaffray, Inc.;
                                                                      Trustee of each of the
                                                                      funds managed by
                                                                      Northstar Investment
                                                                      Management Corporation
                                                                      (1996 - 1999).

JOCK PATTON                    Trustee            February 2001 -     Private Investor (June          114       Director, Hypercom,
7337 E. Doubletree Ranch Rd.                      present             1997 - Present).                          Inc.; JDA Software
Scottsdale, Arizona 85258                                             Formerly, Director and                    Group, Inc.
Date of Birth:  12/11/1945                                            Chief Executive Officer,
                                                                      Rainbow Multimedia Group,
                                                                      Inc. (January 1999 -
                                                                      December 2001); Director
                                                                      of Stuart Entertainment,
                                                                      Inc.; Director of
                                                                      Artisoft, Inc. (1994 -
                                                                      1998).


DAVID W.C. PUTNAM              Trustee            February 2001 -     President and Director,         114       Trustee,
7337 E. Doubletree Ranch Rd.                      present             F.L. Putnam Securities                    Anchor International
                                                                      Company, Inc. and its                     Bond Trust.
                                                                      affiliates; President,
                                                                      Secretary and Trustee,
                                                                      The Principled Equity

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                                                                   IN FUND
                                                   TERM OF OFFICE                                  COMPLEX
                               POSITION(S) HELD     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -   OVERSEEN BY   OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE          WITH TRUST        TIME SERVED+       DURING THE PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEE****
----------------------------   ----------------   -----------------   -------------------------   -----------   --------------------

Scottsdale, Arizona 85258                                             Market Fund. Formerly,                    F.L. Putnam
Date of Birth:  10/08/1939                                            Trustee, Trust Realty                     Foundation;
                                                                      Corp.; Anchor Investment                  Progressive Capital
                                                                      Trust; Bow Ridge Mining                   Accumulation Trust;
                                                                      Company and each of the                   Principled Equity
                                                                      funds managed by                          Market Fund; Mercy
                                                                      Northstar Investment                      Endowment
                                                                      Management Corporation                    Foundation;
                                                                      (1994 - 1999).                            Director, F.L.
                                                                                                                Putnam Investment
                                                                                                                Management Company;
                                                                                                                Asian American Bank
                                                                                                                and Trust Company;
                                                                                                                Notre Dame Health
                                                                                                                Care Center; F.L.
                                                                                                                Putnam Securities
                                                                                                                Company, Inc.; and
                                                                                                                an Honorary Trustee,
                                                                                                                Mercy Hospital.

BLAINE E. RIEKE*               Trustee            Feb. 2001 -         General Partner,                114       Director
7337 E. Doubletree Ranch Rd.                      Present             Huntington Partners                       Morgan Chase Trust
Scottsdale, Arizona 85258                                             (January 1997 - Present).                 Co.
Date of Birth:  09/10/1933                                            Chairman of the Board and
                                                                      Trustee of each of the
                                                                      funds managed by ING
                                                                      Investment Management Co.
                                                                      LLC (November 1998 -
                                                                      February 2001).

ROGER B. VINCENT***            Trustee            Feb. 2002 -         President, Springwell           114       Director
7337 E. Doubletree Ranch Rd.                      Present             Corporation (1989 -                       AmeriGas Propane,
Scottsdale, Arizona 85258                                             Present). Formerly,                       Inc.
Date of Birth:  08/26/1945                                            Director, Tatham
                                                                      Offshore, Inc. (1996 -
                                                                      2000).


RICHARD A. WEDEMEYER           Trustee            Feb. 2001 -         Retired. Mr. Wedemeyer          114       Director
7337 E. Doubletree Ranch Rd.                      Present             was formerly Vice                         Touchstone
Scottsdale, Arizona 85258                                             President - Finance and                   Consulting Group.
Date of Birth:  03/23/1936                                            Administration, Channel
                                                                      Corporation (June 1996 -
                                                                      April 2002). Formerly,
                                                                      Vice President,
                                                                      Operations and
                                                                      Administration, Jim
                                                                      Henson Productions (1979
                                                                      - 1997); Trustee, First
                                                                      Choice Funds (1997 -
                                                                      2001); and of each of the
                                                                      funds managed by ING
                                                                      Investment Management Co.
                                                                      LLC (1998 - 2001).

TRUSTEES WHO ARE
"INTERESTED PERSONS"

THOMAS J. MCINERNEY**          Trustee            Feb. 2001 -         Chief Executive Officer,        169       Director,
7337 E. Doubletree Ranch Rd.                      Present             ING U.S. Financial                        Hemisphere, Inc.;
Scottsdale, Arizona 85258                                             Services (September 2001                  Trustee, Equitable
Date of Birth:  05/05/1956                                            - Present); General                       Life Insurance Co.,
                                                                      Manager and Chief                         Golden American Life
                                                                      Executive Officer, ING                    Insurance Co., Life
                                                                      U.S. Worksite Financial                   Insurance Company of
                                                                      Services (December 2000 -                 Georgia, Midwestern
                                                                      Present); Member, ING                     United Life
                                                                      Americas Executive                        Insurance Co.,
                                                                      Committee (2001 -                         ReliaStar Life
                                                                      Present); President,                      Insurance Co.,
                                                                      Chief

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                                                                   IN FUND
                                                   TERM OF OFFICE                                  COMPLEX
                               POSITION(S) HELD     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -   OVERSEEN BY   OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE          WITH TRUST        TIME SERVED+       DURING THE PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEE****
----------------------------   ----------------   -----------------   -------------------------   -----------   --------------------
                                                                      Executive Officer and                     Security Life of
                                                                      Director of Northern                      Denver, Security
                                                                      Life Insurance Company                    Connecticut Life
                                                                      (March 2001 - October                     Insurance Co.,
                                                                      2002), ING Aeltus Holding                 Southland Life
                                                                      Company, Inc. (2000 -                     Insurance Co., USG
                                                                      Present), ING Retail                      Annuity and Life
                                                                      Holding Company (1998 -                   Company, and United
                                                                      Present), and ING                         Life and Annuity
                                                                      Retirement Holdings, Inc.                 Insurance Co. Inc;
                                                                      (1997 - Present).                         Director, Ameribest
                                                                      Formerly, General Manager                 Life Insurance Co.;
                                                                      and Chief Executive                       Director, First
                                                                      Officer, ING Worksite                     Columbine Life
                                                                      Division (December 2000 -                 Insurance Co.;
                                                                      October 2001), President,                 Member of the Board,
                                                                      ING-SCI, Inc. (August                     National Commission
                                                                      1997 - December 2000);                    on Retirement
                                                                      President, Aetna                          Policy, Governor's
                                                                      Financial Services                        Council on Economic
                                                                      (August 1997 - December                   Competitiveness and
                                                                      2000).                                    Technology of
                                                                                                                Connecticut,
                                                                                                                Connecticut Business
                                                                                                                and Industry
                                                                                                                Association,
                                                                                                                Bushnell;
                                                                                                                Connecticut Forum;
                                                                                                                Metro Hartford
                                                                                                                Chamber of Commerce;
                                                                                                                and is Chairman,
                                                                                                                Concerned Citizens
                                                                                                                for Effective
                                                                                                                Government.

JOHN G. TURNER**               Chairman and       February 2001       Chairman, Hillcrest             114       Director, Hormel
7337 E. Doubletree Ranch Rd.   Trustee            - Present           Capital Partners (May                     Foods Corporation;
Scottsdale, Arizona 85258                                             2002-Present); President,                 Shopko Stores, Inc.;
Date of Birth:  10/03/1939                                            Turner Investment Company                 and M.A. Mortenson
                                                                      (January 2002 - Present).                 Company.
                                                                      Mr. Turner was formerly
                                                                      Vice Chairman of ING
                                                                      Americas (2000 - 2002);
                                                                      Chairman and Chief
                                                                      Executive Officer of
                                                                      ReliaStar Financial Corp.
                                                                      and ReliaStar Life
                                                                      Insurance Company (1993 -
                                                                      2000); Chairman of
                                                                      ReliaStar United Services
                                                                      Life Insurance Company
                                                                      (1995 - 1998); Chairman
                                                                      of ReliaStar Life
                                                                      Insurance Company of New
                                                                      York (1995 - 2001);
                                                                      Chairman of Northern Life
                                                                      Insurance Company (1992 -
                                                                      2001); Chairman and
                                                                      Trustee of the Northstar
                                                                      affiliated investment
                                                                      companies (1993 - 2001)
                                                                      and Director, Northstar
                                                                      Investment Management
                                                                      Corporation and its
                                                                      affiliates (1993 - 1999).

      + Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which even the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

      * For the period of time prior to May 1, 2003, Mr. Reike may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

      ** Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in 1940 Act, because of their relationship with ING Groep, N.V., the parent corporation of the Investment Manager, ING Investments, LLC.

      *** Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs, & Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio and of the Trust during this period.

      **** For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and USLICO Series Fund.

      Information about the Trust's officers are set forth in the table below:


                               POSITIONS HELD WITH        TERM OF OFFICE AND LENGTH         PRINCIPAL OCCUPATION(S) DURING
   NAME, ADDRESS AND AGE       THE TRUST                  OF TIME SERVED (1)                THE LAST FIVE YEARS (2)
----------------------------   -------------------        ---------------------------       ---------------------------------------

JAMES M. HENNESSY
7337 E. Doubletree Ranch Rd.   President, Chief           March 2001 - Present              President and Chief Executive Officer,
Scottsdale, Arizona 85258      Executive Officer and                                        ING Capital Corporation, LLC, ING Funds
Date of Birth:  04/09/1949     Chief Operating                                              Services, LLC, ING Advisors, Inc., Ing
                               Officer                                                      Investments, LLC, Lexington Funds
                                                                                            Distributor, Inc., Express America
                               Senior Executive                                             T.C., Inc. and EAMC Liquidation Corp.
                               Vice President             October 2000 - March 2001         (December 2001 - Present); Executive
                                                                                            Vice President and Chief Operating
                               Secretary                  October 2000 - March 2001         Officer and ING Funds Distributor, LLC
                                                                                            (June 2000 - Present). Formerly,
                                                                                            Executive Vice President and Chief
                                                                                            Operating Officer, ING Quantitative
                                                                                            Management, Inc. (October 2001 -
                                                                                            September 2002), Senior Executive Vice
                                                                                            President (June 2000 - December 2000)
                                                                                            and Secretary (April 1995 - December
                                                                                            2000), ING Capital Corporation, LLC, ING
                                                                                            Funds Services, LLC, ING Investments,
                                                                                            LLC, ING Advisors, Inc., Express America
                                                                                            T.C., Inc. and EAMC Liquidation Corp.;
                                                                                            Executive Vice President, ING Capital
                                                                                            Corporation, LLC and its affiliates (May
                                                                                            1998 - June 2000); and Senior Vice
                                                                                            President, ING Capital Corporation, LLC
                                                                                            and its affiliates (April 1995 - April
                                                                                            1998).

MICHAEL J. ROLAND
7337 E. Doubletree Ranch Rd.   Executive Vice             February 2002 - Present
                               President and
                               Assistant Secretary

                               Principal Financial
                               Officer                    October 2000 - Present

                               Senior Vice                March 2001 - February 2001
                               President

------------------------------------------------------------------------------------------------------------------------------------
                               POSITIONS HELD WITH THE   TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING THE LAST
NAME, ADDRESS AND AGE          FUND                      TIME SERVED (1)                FIVE YEARS (2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Chief Financial Officer and Treasurer, ING
                                                                                        Funds Services, LLC, ING Funds Distributor,
                                                                                        LLC, ING Advisors, Inc., ING Investments,
                                                                                        LLC, Inc., Lexington Funds Distributor,
                                                                                        Inc., Express America T.C., Inc. and EAMC
                                                                                        Liquidation Corp. (December 2001 - Present).
                                                                                        Formerly, Executive Vice President, Chief
                                                                                        Financial Officer and Treasurer ING
                                                                                        Quantitative Management (December 2001 -
                                                                                        September 2002), Senior Vice President, ING
                                                                                        Funds Services, LLC, ING Investments, LLC
                                                                                        and ING Funds Distributor, LLC (June 1998 -
                                                                                        December 2001) and Chief Financial Officer
                                                                                        of Endeavor Group (April 1997 - June 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                 Senior Vice President                                    Senior Vice President and Assistant, March
7337 E. Doubletree Ranch Rd.   and Assistant Secretary   October 2000 - Present         2002 - Present (For the ING Funds), Senior
Scottsdale, Arizona 85258                                                               Vice President and Assistant Secretary,
Date of Birth: 06/17/1963                                                               November 1999 - March 2002 (For the Pilgrim
                                                                                        Funds), Assistant Secretary, July 1996 -
                                                                                        November 1999 (For the Pilgrim Funds),
                                                                                        Secretary Senior Vice President and
                                                                                        Assistant Secretary, ING Funds Services,
                                                                                        LLC, ING Funds Distributor, LLC, ING
                                                                                        Advisors, Inc., ING Capital Corporation,
                                                                                        LLC, ING Investments, LLC (October 2001 -
                                                                                        Present) and Lexington Funds Distributor,
                                                                                        Inc. (December 2001 - Present). Formerly,
                                                                                        Senior Vice President and Assistant
                                                                                        Secretary, ING Quantitative Management, Inc.
                                                                                        (October 2001 - September 2002), Vice
                                                                                        President, ING Investments, LLC (April 1997
                                                                                        - October 1999), ING Funds Services, LLC
                                                                                        (February 1997 - August 1999) and Assistant
                                                                                        Vice President, ING Funds Services, LLC
                                                                                        (August 1995 - February 1997).
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON           Senior Vice President     November 2003 - Present        Vice President and Secretary, March 2002 -
7337 E. Doubletree Ranch Rd.                                                            Present (For the ING Funds), February 2001
Scottsdale, Arizona 85258      Vice President            March 2001 - November 2003     - March 2002 (For the Pilgrim Funds), ING
Date of Birth: 07/25/1964                                                               Funds Services, LLC, ING Funds Distributor,
                               Secretary                 March 2001 - August 2003       LLC, ING Advisors, Inc., ING Investments,
                                                                                        LLC (October 2001 - Present) and Lexington
                                                                                        Funds Distributor, Inc. (December 2001 -
                                                                                        Present). Formerly, Vice President, ING
                                                                                        Quantitative Management, Inc. (October 2001
                                                                                        - September 2002); Assistant Vice President,
                                                                                        ING Funds Services, LLC (November 1999 -
                                                                                        January 2001) and has held various other
                                                                                        positions with ING
------------------------------------------------------------------------------------------------------------------------------------
J. DAVID GREENWALD             Vice President            August 2003 - Present          Vice President of Mutual Fund Compliance of
7337 E. Doubletree Ranch Rd.                                                            ING Funds Services, LLC (May 2003 -
Scottsdale, Arizona 85258                                                               Present). Formerly Assistant Treasurer and
Date of Birth: 09/24/1957                                                               Director of Mutual Fund Compliance and
                                                                                        Operations of  American Skandia, A
                                                                                        Prudential Financial Company (October 1996 -
                                                                                        May 2003).
------------------------------------------------------------------------------------------------------------------------------------
HUEY P. FALGOUT                Secretary                 August 2003 - Present          Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                            (November 2002 - Present). Formerly,
Scottsdale, Arizona 85258                                                               Associate General Counsel of AIG American
Date of Birth: 11/15/1963                                                               General (January 1999 - November 2002) and
                                                                                        Associate General Counsel of Van Kampen,
                                                                                        Inc. (April 1992 - January 1999).
------------------------------------------------------------------------------------------------------------------------------------
THERESA K. KELETY              Assistant Secretary       August 2003 - Present          Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                            (April 2003 - Present). Formerly Senior
Scottsdale, Arizona 85258                                                               Associate with Shearman & Sterling (February
Date of Birth: 02/28/1963                                                               2000 - April 2003); Associate with
                                                                                        Sutherland Asbill & Brennan (1996 - February
                                                                                        2000); Morrison & Foerster (1994 - 1996).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               POSITIONS HELD WITH THE   TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING THE LAST
NAME, ADDRESS AND AGE          FUND                      TIME SERVED (1)                FIVE YEARS (2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Funds Services, LLC for more than the last
                                                                                        five years.
------------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV                                                                        Vice President and Treasurer, March 2002 -
7337 E. Doubletree Ranch Rd.   Vice President            October 2000 - Present         Present (For the ING Funds), May 1998 -
Scottsdale, Arizona 85258                                                               March 2002 (For the Pilgrim Funds), Vice
Date of Birth: 09/25/1967      Treasurer                 March 2003 - Present           President, November 1997 - May 1998 (For
                                                                                        the Pilgrim Funds), Vice President, ING
                                                                                        Funds Services, LLC (October 2001 - Present)
                                                                                        and ING Investments, LLC (August 1997 -
                                                                                        Present); Accounting Manager, ING
                                                                                        Investments, LLC (November 1995 - Present).
------------------------------------------------------------------------------------------------------------------------------------
LAUREN D. BENSINGER            Vice President            February 2003 - Present        Vice President and Chief Compliance Officer,
7337 E. Doubletree Ranch Rd.                                                            ING Funds Distributor, LLC (July, 1995 to
Scottsdale, Arizona 85258                                                               Present); Vice President (February, 1996 to
Date of Birth: 02/06/1954                                                               Present) and Chief Compliance Officer
                                                                                        (October, 2001 to Present) ING Investments,
                                                                                        LLC; Vice President and Chief Compliance
                                                                                        Officer, ING Advisors, Inc. (July 2000 to
                                                                                        Present); Formerly, Vice President and Chief
                                                                                        Compliance Officer ING Quantitative
                                                                                        Management, Inc. (July 2000 to September
                                                                                        2002) and Vice President, ING Fund Services,
                                                                                        LLC (July 1995 to Present).
------------------------------------------------------------------------------------------------------------------------------------
TODD MODIC                     Vice President            February 2003 - Present        Director of Financial Reporting, ING
7337 E. Doubletree Ranch Rd.   Assistant                                                Investments, LLC (March 2001 - Present).
Scottsdale, Arizona 85258      Vice President            March 2003 - Present           Formerly, Director of Financial Reporting,
Date of Birth: 11/03/1967                                                               Axient Communications, Inc. (May 2000 -
                                                                                        January 2001) and Director of Finance,
                                                                                        Rural/Metro Corporation (March 1995 - May
                                                                                        2000).
------------------------------------------------------------------------------------------------------------------------------------
SUE KINENS                     Assistant Vice            February 2003 - Present        Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.   President and Assistant                                  Secretary, ING Funds Services, LLC (December
Scottsdale, Arizona 85258      Secretary                                                2002 - Present); and has held various other
Date of Birth: 12/31/1976                                                               positions with ING Funds Services, LLC for
                                                                                        more than the last five years.
------------------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON              Assistant Vice            August 2001 - Present          Assistant Vice President, ING Funds
7337 E. Doubletree Ranch Rd.   President                                                Services, LLC (October 2001 - Present).
Scottsdale, Arizona 85258                                                               Formerly, Manager of Fund Accounting and
Date of Birth: 05/29/1958                                                               Fund Compliance, ING Investments, LLC
                                                                                        (September 1999 - November 2001); Section
                                                                                        Manager of Fund Accounting, Stein Roe Mutual
                                                                                        Funds (July 1998 - August 1999); and
                                                                                        Financial Reporting Analyst, Stein Roe
                                                                                        Mutual Funds (August 1997 - July 1998).
------------------------------------------------------------------------------------------------------------------------------------


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from        ING Funds Services, LLC (March 2002 - name changed from
  ING Pilgrim Investments, LLC)                               ING Pilgrim Group, LLC)
 ING Mutual Funds Management Co., LLC (April 2001 -         ING Pilgrim Group, Inc. (February 2001 - merged into
  merged into ING Pilgrim Investments, LLC)                   Pilgrim Group LLC)
 ING Pilgrim Investments, Inc. (February 2001 - merged      ING Pilgrim Group, LLC (February 2001 - formed)
  into ING Pilgrim Investments, LLC)                        ING Pilgrim Group, Inc. (September 2000 - name changed
 ING Pilgrim Investments, LLC (February 2001 - formed)        from Pilgrim Group, Inc.)
 ING Pilgrim Investments, Inc. (September 2000 - name       Lexington Global Asset Managers, Inc. (July 2000 - merged
  changed from Pilgrim Investments, Inc.)                     into Pilgrim Group, Inc.)
 Pilgrim Advisors, Inc.** (April 2000 - merged into         Northstar Administrators, Inc. (November 1999 - merged
  Pilgrim Investments, Inc.)                                  into Pilgrim Group, Inc.)
 Pilgrim Investments, Inc. (October 1998 - name changed     Pilgrim Group, Inc. (October 1998 - name changed from
  from Pilgrim America Investments, Inc.)                     Pilgrim American Group, Inc.)
 Pilgrim America Investments, Inc. (April 1995 - name       Pilgrim America Group, Inc. (April 1995 - name changed
  changed from Newco Advisory Corporation)                    from Newco Holdings Management Corporation)
 Newco Advisory Corporation (December 1994 -                Newco Holdings Management Corporation (December 1994 - incorporated)
  incorporated)



** Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)



ING Funds Distributor, LLC.  (October 2002)                 ING Capital Corporation, LLC (March 2002 - name changed
 ING Funds Distributor, Inc. (October 2002 - merged           from ING Pilgrim Capital Corporation, LLC)
  into ING Funds Distributor, LLC)                          ING Pilgrim Capital Corporation (February 2001 - merged
  ING Funds Distributor, LLC (October 2002 - formed)          into ING Pilgrim Capital Corporation, LLC)
  ING Pilgrim Securities, Inc. (September 2000 - name       ING Pilgrim Capital Corporation, LLC (February 2001 -
  changed from Pilgrim Securities, Inc.)                      formed)
 Northstar Distributors Inc. (November 1999 - merged        ING Pilgrim Capital Corporation (September 2000 - name
  into Pilgrim Securities, Inc.)                              changed from Pilgrim Capital Corporation)
 Pilgrim Securities, Inc.  (October 1998 - name changed     Pilgrim Capital Corporation (February 2000 - name changed
  from Pilgrim America Securities, Inc.)                      from Pilgrim Holdings Corporation)
 Pilgrim America Securities, Inc. (April 1995 - name        Pilgrim Holdings Corporation (October 1999 - name changed
  changed from Newco Distributors Corporation)                from Northstar Holdings, Inc.)
 Newco Distributors Corporation (December 1994              Northstar Holdings, Inc. (October 1999 - merged into
  -incorporated)                                              Pilgrim Capital Corporation)
                                                            Pilgrim Capital Corporation (June 1999 - name changed
                                                              from Pilgrim America Capital Corporation)
                                                            Pilgrim Capital Corporation (June 1999 - merged into
                                                              Pilgrim America Capital Corporation)
                                                            Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING      ING Quantitative Management, Inc. (September 2002 -
  Pilgrim Advisors, Inc.)                                     Dissolved)
 ING Pilgrim Advisors, Inc. (March 2001 - name changed      ING Quantitative Management, Inc. (March 2002 - name
  from ING Lexington Management Corporation)                  changed from ING Pilgrim Quantitative Management, Inc.)
 ING Lexington Management Corporation (October 2000 -       ING Pilgrim Quantitative Management, Inc. (March 2001 -
  name changed from Lexington Management Corporation)         name changed from Market Systems Research Advisors)
Lexington Management Corporation (December 1996 -           Market Systems Research Advisors, Inc. (November 1986 - incorporated)
  incorporated)

BOARD OF TRUSTEES

      The Board of Trustees governs each Series is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.

      Committees

      An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held 4 meetings during the year ended December 31, 2002.

     The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 1 meeting during the calendar year ended December 31, 2002.

     The Board of Trustees has an Audit Committee whose function is to meet with the independent auditors of each Portfolio to review the scope of the Portfolio's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Rieke, Vincent, Earley, and Putnam. Mr. Earley serves as Chairman of the Committee. The Audit Committee held 4 meetings during the year ended December 31, 2002.

     The Board of Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available. The Valuation Committee currently consists of Dr. Gitenstein and Messrs. Patton, May, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held 4 meetings during the year ended December 31, 2002.

     The Board of Trustees has established an Investment Review Committee that will monitor the investment performance of the Portfolios and make recommendations to the Board of Trustees with respect to the Portfolios. The Committee for ING GET U.S. Core Portfolio currently consists of Dr. Gitenstein and Messrs. Wedemeyer, Patton, May, Doherty and McInerney. Mr. Wedemeyer serves as Chairman of the Committee. The Investment Review Committee held meetings during the year ended December 31, 2002.

TRUSTEE OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Trustee.

                                                           AGGREGATE DOLLAR
                                                            RANGE OF EQUITY
                                                           SECURITIES IN ALL
                                  DOLLAR RANGE OF        REGISTERED INVESTMENT
                                 EQUITY SECURITIES       COMPANIES OVERSEEN BY
                                 IN THE FUND AS OF         TRUSTEE IN FAMILY
NAME OF TRUSTEE                  DECEMBER 31, 2002      OF INVESTMENT COMPANIES
---------------                 --------------------    -----------------------
INDEPENDENT TRUSTEES

Paul S. Doherty                 None                       Over $100,000
J. Michael Earley               None                       $10,001 - $50,000
R. Barbara Gitenstein           None                       $50,001 - $100,000
Walter H. May                   None                       Over $100,000
Jock Patton                     None                       $50,001 - $100,000
David W. C. Putnam              None                       Over $100,000
Blaine E. Rieke                 None                       $50,001 - $100,000
Roger B. Vincent                None                       Over $100,000
Richard A. Wedemeyer            None                       $10,001 - $50,000

TRUSTEES WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney             None                       $50,001 - $100,000
John G. Turner                  None                       Over $100,000

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

     Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Trust (not including registered investment companies).

                          NAME OF OWNERS
                         AND RELATIONSHIP                                  VALUE OF      PERCENTAGE
NAME OF TRUSTEE             TO TRUSTEE       COMPANY    TITLE OF CLASS    SECURITIES      OF CLASS
---------------             ----------       -------    --------------    ----------      --------
Paul S. Doherty                 N/A            N/A           N/A             $ 0             N/A
J. Michael Earley               N/A            N/A           N/A             $ 0             N/A
R. Barbara Gitenstein           N/A            N/A           N/A             $ 0             N/A
Walter H. May                   N/A            N/A           N/A             $ 0             N/A
Jock Patton                     N/A            N/A           N/A             $ 0             N/A
David W. C. Putnam              N/A            N/A           N/A             $ 0             N/A
Blaine E. Rieke                 N/A            N/A           N/A             $ 0             N/A
Roger B. Vincent                N/A            N/A           N/A             $ 0             N/A
Richard A. Wedemeyer            N/A            N/A           N/A             $ 0             N/A

                           COMPENSATION OF TRUSTEES

The Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in person meeting of the Board; (iii) $2,000 per attendance of any committee meeting; (iv) $2,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Portfolio is based on the Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser for which the Trustees serve in common as Trustees.

The following table sets forth information regarding compensation of Trustees by the Series and other funds managed by the Investment Advisers for the year ended December 31, 2002. Officers of the Series and Trustees who are interested persons of the Series do not receive any compensation from the Portfolio or any other funds managed by the Investment Adviser.


                               COMPENSATION TABLE


                                DECEMBER 31, 2003



                                                     PENSION OR                           TOTAL
                                                     RETIREMENT                        COMPENSATION
                                                      BENEFITS      ESTIMATED              FROM
                                                      ACCRUED         ANNUAL               FUND
                                   AGGREGATE         AS PART OF      BENEFITS            AND FUND
       NAME OF                 COMPENSATION FROM        FUND           UPON            COMPLEX PAID
  PERSON, POSITION                 THE FUND           EXPENSES      RETIREMENT         TO TRUSTEES
  ----------------            -------------------     --------      ----------         -----------

PAUL S. DOHERTY                       [ ]               N/A            N/A               $76,532
TRUSTEE

MICHAEL J. EARLEY                     [ ]               N/A            N/A               $48,304
TRUSTEE

BARBARA GITENSTEIN                    [ ]               N/A            N/A               $50,658
TRUSTEE

WALTER H. MAY                         [ ]               N/A            N/A               $88,288
TRUSTEE

THOMAS J. MCINERNEY(1)(3)             [ ]               N/A            N/A                   $0
TRUSTEE

JOCK PATTON                           [ ]               N/A            N/A               $88,759
TRUSTEE

DAVID W.C. PUTNAM                     [ ]               N/A            N/A               %76,855
TRUSTEE

BLAINE E. RIEKE(2)                    [ ]               N/A            N/A               $74,771
TRUSTEE

JOHN G. TURNER(3)                     [ ]               N/A            N/A                   $0
TRUSTEE

ROGER VINCENT                         [ ]               N/A            N/A               $76,011
TRUSTEE

RICHARD A. WEDEMEYER(2)               [ ]               N/A            N/A               $70,133
TRUSTEE


1)    Elected as a Trustee of the ING Funds on February 26, 2001.

2) Formerly a Trustee of the original ING Variable Insurance Trust. Elected Trustee of the Pilgrim Funds on February 26, 2001.

3) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Trustees who are interested persons do not receive any compensation from the Trusts.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

It is expected that the Series shares will be sold to insurance companies affiliated with ING Investments and allocated to variable annuity separate accounts to fund obligations thereunder. Contract holders in these separate accounts are provided the right to direct the voting of fund shares at shareholder meetings. The insurance company votes the shares that it owns in these separate accounts in accordance with contract holders' directions. Undirected shares of the Series will be voted for each account in the same proportion as directed shares.


As of February [ ], 2004 the officers and Trustees owned less than 1% of the outstanding shares of the Series.


ING Investments, the Series' investment adviser, and ING Aeltus, the Series' investment sub-adviser, are indirect wholly owned subsidiaries of ING Groep N.V.
(ING). ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

                          INVESTMENT ADVISORY AGREEMENT

The Fund on behalf of the Series entered into an investment advisory agreement (Advisory Agreement) appointing ING Investments, LLC (ING Investments) as the investment adviser of the Series. In approving the Advisory Agreement for the Series, the Board of Trustees, including the Independent Trustees, considered a number of factors, including, but not limited to: (1) prior performance of comparable funds (2) the nature and quality of the services to be provided by ING Investments including ING Investments' experience in overseeing sub-advisers for other mutual funds for which ING Investments serves as investment adviser;
(3) the
performance of the mutual funds for which ING Investments currently serves as investment adviser; (4) the depth, experience and the financial strength of ING Investments and the profitability of ING Investments from management of the Series; (5) the fact that the advisory fee imposed under the Advisory Agreement would be identical to those imposed by ING Aeltus as to prior series of the Fund; (6) the fact that ING Aeltus would manage the Series in its capacity as sub-adviser; (7) the projected expense ratios for the Series including ING Investments' commitment to maintain expense limitations for the Series; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure and (7) the fairness of the compensation payable to ING Investments under the Advisory Agreement in light of the services provided.

Based upon its review, the Board determined that the Investment Advisory Agreement was in the interests of the Series and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Advisory Agreement.

Under the Advisory Agreement, and subject to the supervision of the Board, ING Investments has responsibility for supervising all aspects of the operations of the Series including the selection, purchase and sale of securities. Under the Advisory Agreement, ING Investments is given the right to delegate any or all of its obligations to a sub-adviser.

The Advisory Agreement provides that ING Investments is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or members of the Board and that the Series is responsible for payment of all other of its costs.

For the services under the Advisory Agreement, ING Investments will receive an annual fee, payable monthly, as described in the Prospectus.


As of January 30, 2004, ING Investments, LLC had assets under management of over $[ ] billion.


                            THE SUBADVISORY AGREEMENT

ING Investments and the Series, on behalf of the Series, have entered into an agreement (Subadvisory Agreement) appointing Aeltus Investment Management Inc. (ING Aeltus) as sub-adviser of the Series. In approving the Subadvisory Agreement for the Series, the Board of Trustees, including the Independent Trustees, considered a number of factors including, among other things (1) performance of similar ING Funds for which ING Aeltus is the sub-adviser; (2) the nature and quality of the services to be provided by ING Aeltus; (3) the fairness of the compensation under the Subadvisory Agreement in light of the services to be provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Aeltus; and (5) the expenses to be borne by the shareholders of the Series. In addition, the Board considered the importance of maintaining the continuity of management with ING Investments as the Series' investment adviser. The Board noted that the overall advisory fee paid by the Series would remain the same as previous series and that the advisory services to be provided by ING Aeltus under the Subadvisory Agreement would be materially the same as the advisory services provided by ING Aeltus under the prior Advisory Agreement.

Based upon its review, the Board determined that the Subadvisory Agreement for the Series was in the interests of the Series and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Subadvisory Agreement.

The Subadvisory Agreement gives ING Aeltus broad latitude to select securities for the Series consistent with the investment objective and policies of the Series subject to ING Investments' oversight. The Agreement contemplates that ING Aeltus will be responsible for all aspects of managing the Series' investments.

For the services under the Subadvisory Agreement, ING Aeltus will receive an annual fee payable monthly as set forth below.

                             Offering Period 0.1125%
                            Guarantee Period 0.270%


As of January 30, 2004, ING Aeltus had assets under management of over $[ ] billion.


                        ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to an Administrative Services Agreement, ING Funds Services, LLC (IFS) acts as administrator and provides certain administrative and shareholder services necessary for the Series' operations and is responsible for the supervision of other service providers. The services provided by IFS include:
(1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (3) preparing financial information; (4) preparing semi-annual and annual reports to shareholders; (5) calculating the net asset value (NAV); (6) preparing certain shareholder communications; (7) supervising the custodian and transfer agent; and (8) reporting to the Board.

IFS is the administrator for the Series. IFS has responsibility for certain administrative and internal accounting and reporting services, maintenance of relationships with third party service providers such as the transfer agent and custodian, calculation of the NAV and other financial reports prepared for the Series.

Listed below is the administrative services fee IFS is entitled to receive on an annual rate based on average daily net assets of the Series:

                        ADMINISTRATIVE FEE                  SERIES ASSETS
                        ------------------            -----------------------------
                             0.055%                   on the first $5 billion
                             0.030%                   on all assets over $5 billion

                          EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into an expense limitation agreement with ING GET U.S. Core Portfolio, on behalf of the Series, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of the Series which excludes interest, taxes, brokerage commissions, other investment-related costs extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Series' business, and expenses of any counsel or other persons or services retained by the Series' Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser or Sub-Adviser do not exceed 0.65% during the Offering Period, and 1.00% during the Guarantee Period.

The Series will at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Series' expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The expense limitation agreement will continue until December 31, 2004. The expense limitation agreements are contractual and automatically renew for one-year terms unless the Investment Manager provides written notice to the Series of the termination of the agreement at least 30 days prior to the end of the then-current term. In addition, the agreement shall terminate upon termination of the Advisory Agreement, or it may be terminated by the Series, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.

                                    CUSTODIAN

Bank of New York, One Wall Street, New York, New York 10286, serves as custodian for the assets of the Series.

The custodian does not participate in determining the investment policies of the Series nor in deciding which securities are purchased or sold by the Series. The Series may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                                 TRANSFER AGENT

DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141, serves as the transfer agent and dividend-paying agent to the Series.

                              INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110 serves as independent auditors to the Series. KPMG LLP provides audit and tax services, assistance and consultation in connection with the Commission filings.

                              PRINCIPAL UNDERWRITER

ING Funds Distributor, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, has agreed to use its best efforts to distribute the shares as the principal underwriter of the Series pursuant to an Distribution Agreement between it and the Series. The Agreement was approved by the Board on July 11, 2002 to continue through September 1, 2003. The Distribution Agreement may be continued from year to year thereafter if approved annually by the Trustees or by a vote of holders of a majority of the Series' shares, and by a vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of ING Funds Distributor, LLC, and who are not interested persons of the Series, appearing in person at a meeting called for the purpose of approving such Agreement. This Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Trustees or ING Funds Distributor, Inc. or by vote of holders of a majority of the Series' shares without the payment of any penalty.

ING Funds Distributor, LLC is a wholly owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.

                       DISTRIBUTION SERVICING ARRANGEMENTS

Series shares are distributed by ING Funds Distributor, LLC. The Series will offer shares only during the Offering Period. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares and other related services; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor, LLC is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan specifies that the Series must pay a distribution fee to ING Funds Distributor, LLC for its distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if ING Funds Distributor, LLC's expenses exceed the distribution fee it receives, the Series will not be obligated to pay more than that fee. On the other hand, if ING Funds Distributor, LLC's expenses are less than such fee, ING Funds Distributor, LLC will retain its full fee and realize a profit.

The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the independent Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, LLC without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control with the Series could be deemed to have a financial interest in the Plan. No other interested person of the Series has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantage to investors in having no initial sales charges deducted from Series purchase payments and instead having the entire amount of their purchase payments immediately invested in Series shares, 2) the advantages to the shareholders of economies of scale resulting from growth in the assets of The ING GET Fund and potential continued growth, 3) the services provided to the Series and its shareholders by ING Funds Distributor, LLC, and 4) ING Funds Distributor, LLC's shareholder distribution-related expenses and costs.

ING Funds Distributor LLC, the investment adviser, sub-adviser, or any of their affiliates may make payments out of their own resources to securities dealers who have sold or who are expected to sell a significant amount of Series shares. In addition, payments may be made to securities dealers who agree to provide one or more of the following services which may result in the sale of Series shares: preferential or increased access to its registered representatives, coverage or increased coverage of the funds in the ING Funds group, assignment of additional human and other resources in connection with sales of Series shares, and/or coverage or increased coverage of the ING Fund group in internal and/or external communications. Payments may be made on the basis of shares sold and/or the value of Series shares held by customers of the securities dealers.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of the Board, ING Aeltus has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is ING Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. ING Aeltus may also consider the sale of shares of registered investment companies advised by ING Aeltus as a factor in the selection of brokerage firms to execute the Series' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to ING Aeltus' duty to obtain best execution.

ING Aeltus receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Series. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Series and other investment companies, services related to the execution of trades on behalf of the Series and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Series personnel with respect to computerized systems and data furnished to the Series as a component of other research services. ING Aeltus considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Series' securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. ING Aeltus' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to ING Aeltus.

Research services furnished by brokers through whom the Series effects securities transactions may be used by ING Aeltus in servicing all of its accounts; not all such services will be used by ING Aeltus to benefit the Series.

Consistent with federal law, ING Aeltus may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. ING Aeltus' judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect ING Aeltus' opinion as to which services and which means of payment are in the long-term best interests of the Series.

The Series and another advisory client of ING Aeltus or ING Aeltus itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales (including initial public offerings or IPOs) will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of the Series and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

The Board adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

The Series, ING Investments, ING Distributor, Inc. and ING Aeltus each have adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act). Each Code of Ethics allows personnel subject to that Code to invest in securities, including securities that may be purchased or held by the Series. However, it prohibits a person from taking advantage of Series trades or from acting on inside information.


                            PROXY VOTING PROCEDURES

The Board of Trustees of the Fund (the "Board") has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures which require the Adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Fund, including the procedures of the Adviser, is attached hereto as Appendix A. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Fund votes proxies relating to portfolio securities for the one year period ending June 30th will be made available through the ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database (www.sec.gov).


                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Series are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in the Prospectus.

The value of shares redeemed may be more or less than a shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made by the Series within seven days or the maximum period allowed by law, if shorter, after the redemption request is received by the Series or by the insurance company.

                                 NET ASSET VALUE

Securities of the Series are generally valued by independent pricing services, which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting the Series. No attempt is made to present a detailed explanation of the tax treatment of the Series and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Holders of variable annuity contracts must consult their contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such contracts.

Qualification as a Regulated Investment Company

The Series has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Series does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Series' current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts

Under Code section 817(h), a segregated asset account upon which a variable annuity contract is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide, that except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the Series' total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions may be considered the same issuer. As a safe harbor, a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of the shares.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series' assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Series intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, shareholders should note that the Series may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION

Performance information for the Series including the total return may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for the Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Series over a period of one and five years (or, if the Series has not been in existence for such periods, up to the life of the Series), calculated pursuant to the formula:

                    P(1 + T)(raised to the Nth power) = ERV

Where:
P = a hypothetical initial payment of $1,000

T = an average annual total return

n = the number of years

ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

Performance information for the Series may be compared, in reports and promotional literature, to: (a) the S&P 500 and/or the Lehman Brothers Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Series.

                                   APPENDIX A

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
                 As amended August 21, 2003 and November, 2003

I.    INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.   VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.  DELEGATION OF VOTING RESPONSIBILITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.

IV.   APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.    VOTING PROCEDURES AND GUIDELINES

The Guidelines which are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

      A.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

      B.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1.    Votes in Accordance with Agent Recommendation

            In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

            2.    Non-Votes

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).

            If Counsel determines that a conflict of interest appears to exist with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).

            If Counsel determines that there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.    Referrals to a Fund's Valuation and Proxy Voting Committee

            A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.   CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.

VII.  REPORTING AND RECORD RETENTION

Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

Effective as of July 10, 2003

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003

I.    INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.   ROLES AND RESPONSIBILITIES

      A.    Proxy Coordinator

      The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the proxy Coordinator will call a meeting of the Proxy Group.

      B.    Agent

      An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

      The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.

      The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

      C.    Proxy Group

      The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy

      Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

      A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

      A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.

      For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any,
      (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.

      If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

      If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.

      D.    Investment Professionals

      The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.  VOTING PROCEDURES

      A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

      B.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.

      C.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1.    Votes in Accordance with Agent Recommendation

            In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

            2.    Non-Votes

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.   CONFLICTS OF INTEREST

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.

For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

       NAME                                                 TITLE OR AFFILIATION
       ----                                                 --------------------
Stanley D. Vyner                      Chief Investment Risk Officer and Executive Vice President of ING
                                      Investments, LLC

Karla J. Bos                          Acting Proxy Coordinator

Kimberly A. Anderson                  Senior Vice President and Assistant Secretary, ING Investments, LLC

Maria Anderson                        Assistant Vice President - Manager Fund Compliance of ING Funds Services,
                                      LLC

Michael J. Roland                     Executive Vice President and Chief Financial Officer of ING Investments, LLC

J. David Greenwald                    Vice President - Fund Compliance of ING Fund Services, LLC

Megan L. Dunphy, Esq.                 Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.               Counsel, ING Americas US Legal Services

Effective as of July 10, 2003

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 10, 2003
                 As amended August 21, 2003 and November 11, 2003

I.    INTRODUCTION

The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.

Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.   GUIDELINES


The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in Global Proxies.


In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

1.    THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

TERM OF OFFICE

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

AGE LIMITS

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

      (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

      (2)   Only if the director's legal expenses would be covered.

2.    PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.    AUDITORS

RATIFYING AUDITORS

Generally, vote FOR proposals to ratify auditors.

NON-AUDIT SERVICES

Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.    PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Generally, vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.    TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.    MISCELLANEOUS GOVERNANCE PROVISIONS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

      - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

      -     If the dissidents agree, the policy remains in place.

      - If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

EQUAL ACCESS

Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

7.    CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Generally, vote AGAINST management proposals seeking approval to reprice options.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

      AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

      Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

      Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

      Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
      Section 162(m) should be evaluated on a CASE-BY-CASE basis.

      APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

      Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.

9.    STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

10.   MERGERS AND CORPORATE RESTRUCTURINGS

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.   MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.



13.   GLOBAL PROXIES

While a number of the foregoing Guidelines may be applied to both U.S. and global proxies, the following provide for the differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

     o   the opening of the shareholder meeting
     o   that the meeting has been convened under local regulatory requirements
     o   the presence of quorum
     o   the agenda for the shareholder meeting
     o   the election of the chair of the meeting
     o   the appointment of shareholders to co-sign the minutes of the meeting
     o   regulatory filings (e.g., to effect approved share issuances)
     o the designation of inspector or shareholder representative(s) of minutes of meeting
     o the designation of two shareholders to approve and sign minutes of meeting
     o   the allowance of questions
     o   the publication of minutes
     o   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.


REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

     o    it is editorial in nature;

     o    shareholder rights are protected;

     o    there is negligible or positive impact on shareholder value;

     o    management provides adequate reasons for the amendments; and

     o    the company is required to do so by law (if applicable).





                                             Statement of Additional Information

                                     PART C
                                OTHER INFORMATION

ITEM 23.              EXHIBITS

      (a)       (1)   Trust Instrument - Filed as an Exhibit to Pre-Effective
                      Amendment No. 1 to Registrant's Registration Statement on
                      Form N-1A on April 11, 2000 and incorporated herein by reference.

                (2) Certificate of Amendment - Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

                (3) Form of Certificate of Amendment and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N1-A on April 18, 2002 and incorporated herein by reference.

                (4) Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N1-A on April 18, 2002 and incorporated herein by reference.


                (5) Establishment and Designation of Series of Shares of Beneficial Interest (ING Get U.S. Core Series 3) -- Filed herein.



                (6) Establishment and Designation of Series of Shares of Beneficial Interest (ING Get U.S. Core Series 4) -- Filed herein.


      (b) By-Laws of Registrant - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

      (c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Declaration of Trust referenced in Exhibit (a) above and in Articles IV, VI and XIII of the By-Laws referenced in Exhibit (b) above.

      (d)       (1)   Investment Management Agreement between Registrant and ING
                      Mutual Funds Management Co. LLC - Filed as an Exhibit to
                      Pre-Effective Amendment No. 1 to Registrant's Registration
                      Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

                (2) Sub-Advisory Agreement between ING Mutual Funds Management Co. LLC and ING Investment Management Advisors B.V. - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

                (3) Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N1-A on April 18, 2002 and incorporated herein by reference.

                      (i) Amended and Restated Schedule 1 to the Management Agreement between Registrant and ING Investments, LLC -- Filed as an Exhibit to Post Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.


                      (ii) Amended and Restated Schedule 1 dated August 21, 2003 to the Management Agreement between Registrant and ING Investments, LLC (ING GET U.S. Core Series 3 and
                           4) - Filed herein.


                (4) Form of Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post Effective Amendment No. 7 to Registrant's

ITEM 23.              EXHIBITS

                      Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

                      (i) Amended Schedule A to Sub-Advisory Agreement between
                          ING Investments, LLC and Aeltus Investment Management, Inc. (ING GET U.S. Core Series 3 and 4) - Filed herein.

      (e)       (1)   Form of Distribution Agreement between Registrant and ING
                      Funds Distributor, LLC (formerly ING Funds Distributor,
                      Inc.) - Filed as an Exhibit to Pre-Effective Amendment No.
                      1 to Registrant's Registration Statement on Form N-1A on
                      April 11, 2000 and incorporated herein by reference.

                (2) Form of Distribution Agreement between Registrant and ING Pilgrim Securities Inc. - Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

                (3) Distribution Agreement between Registrant and ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.) - Filed as an Exhibit to Post Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

                      (i) Amended Schedule A to Distribution Agreement between
                          Registrant and ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.) (ING GET U.S. Core Series 3 and 4) - Filed herein.

      (f)             None.

      (g)       (1)   Custody Agreement between State Street Bank and Trust
                      Company and Registrant - Filed as an Exhibit to
                      Pre-Effective Amendment No. 1 to Registrant's Registration
                      Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

                (2) Custody Agreement between Brown Brothers Harriman & Co. and Registrant. - Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

                (3) Form of Custody Agreement between Bank of New York and Registrant - Filed as an Exhibit to Post Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

                      (i) Form of Amended Exhibit A to Custody Agreement between
                          Registrant and Bank of New York. (ING GET U.S. Core Series 3 and 4) - Filed herein.

                (4) Foreign Custody Manager Agreement between Bank of New York and Registrant - Filed as an Exhibit to Post Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

                      (i) Form of Amended Exhibit A to Foreign Custody Manager
                          Agreement between Registrant and Bank of New York. (ING GET U.S. Core Series 3 and 4) - Filed herein.

      (h)       (1)   Fund Services Agreement between Registrant and ING Fund
                      Services Co. LLC. - Filed as an Exhibit to Pre-Effective
                      Amendment No. 1 to Registrant's Registration Statement on
                      Form N-1A on April 11, 2000 and incorporated herein by reference.

                (2) Form of Services Agreement between ING Fund Services Co. LLC and PFPC Inc. - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

ITEM 23.              EXHIBITS

                (3) Participation Agreement among Equitable Life Insurance Company of Iowa, the Registrant, ING Mutual Funds Management Co. LLC and ING Fund Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

                (4) Participation Agreement among Equitable Life Insurance Company of Iowa, the Registrant, ING Mutual Funds Management Co. LLC and ING Fund Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

                (5) Participation Agreement among First Golden American Life Insurance Company of New York, the Registrant, ING Mutual Funds Management Co. LLC and ING Fund Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.


                (6) Accounting Agency Agreement between Registrant and Brown, Brothers Harriman & Co. - Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A on April 18, 2002 and incorporated herein by reference.



                (7) Expense Limitation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A on April 18, 2002 and incorporated herein by reference.


                (8) Administration Agreement between Registrant and ING Funds Services, LLC - Filed as an Exhibit to Post Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

                      (i) Amended Schedule A to Administration Agreement between
                          Registrant and ING Funds Services, LLC (ING GET U.S. Core Series 3 and 4) - Filed herein.

                (9) Form of Expense Limitation Agreement by and between Registrant, ING Investments, LLC, and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.


               (10) Restated Expense Limitation Agreement between Registrant, ING Investments, LLC and Aeltus Investment Management, INC. - Filed herein.


                      (i) Amended Schedule A to the Restated Expense Limitation
                          Agreement between Registrant, ING Investments, LLC and Aeltus Investment Management, Inc. (ING GET U.S. Core Series 3 and 4) - Filed herein.

               (11) Form of Fund Accounting Agreement between Registrant and Bank of New York - Filed as an Exhibit to Post Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

                      (i) Form of Amended Exhibit A to Fund Accounting Agreement
                          between Registrant and Bank of New York (ING GET U.S. Core Series 3 and 4) - Filed herein.

               (12)   Agency Agreement between Registrant and DST Systems, Inc.
                       - Filed herein.


                      (i) Amended and Restated Exhibit A to Agency Agreement
                          between Registrant and DST Systems, Inc. (ING GET U.S. Core Series 3 and 4) - Filed herein.

ITEM 23.              EXHIBITS

      (i)       (1)   Opinion and Consent of Paul, Weiss, Rifkind, Wharton &
                      Garrison regarding the legality of the securities being issued - Filed as an Exhibit to Pre-Effective Amendment
                      No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.


                (2) Opinion and consent of counsel (ING GET U.S. Core Series 3 and 4). - Filed herein.



      (j)       (1)   Consent of independent auditors -- Filed herein.


      (k)             None.

      (l) Form of Purchase Agreement. - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

      (m)       (1)   Rule l2b-l Distribution Plan and Agreement - Filed as an
                      Exhibit to Post-Effective Amendment No. 2 to Registrant's
                      Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

                (2) 12b-l Distribution Plan and Agreement - Filed as an exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A on May 29, 2003 and incorporated herein by reference.

                      (i) Amended Schedule A with respect to Distribution Plan. (ING GET U.S. Core Series 3 and 4) - filed herein.

      (n)             None.

      (p)       (1)   ING Mutual Funds Management Co. LLC Code of Ethics - Filed
                      as an Exhibit to Pre-Effective Amendment No. 1 to
                      Registrant's Registration Statement on Form N-1A on April
                      11, 2000 and incorporated herein by reference.

                (2) Pilgrim Group Funds' Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

                (3) ING Investment Management Advisors B.V. Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

                (4) Aeltus Investment Management, Inc. Code of Ethics - Filed herein.



      (q) Powers of Attorney for John G. Turner, Trustee, James M. Hennessy, President and Chief Executive Officer, Michael J. Roland, Principal Financial Officer, Paul S. Doherty, Trustee,
                J. Michael Earley, Trustee, R. Barbara Gitenstein, Trustee, Walter H. May, Jr., Trustee, Thomas J. McInerney, Trustee, Jock Patton, Trustee, David W.C. Putnam, Trustee, Blaine Rieke, Trustee, Roger B. Vincent, Trustee, and Richard A. Wedemeyer, Trustee, all dated December 1, 2003.

ITEM 24.              PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
                      REGISTRANT.

                      None.

ITEM 25.              INDEMNIFICATION.

         Reference is made to Article IX of Registrants By-Laws and paragraphs
         1.11 of the Distribution Agreement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

         In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under circumstances.

         Section 12 of the Investment Management Agreement with ING Investments, LLC (formerly ING Pilgrim Investments, LLC) and Section 9 of the Sub-Advisory Agreement with ING Investment Management Advisors B.V. and ING Investment Management LLC, Section 1.11 of the Distribution Agreement between the Registrant and ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), and Section 20 of the Distribution Agreement between the Registrant and ING Pilgrim Securities, Inc. limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a) Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27.  PRINCIPAL UNDERWRITER

(a) ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.) is the principal underwriter for the Registrant and for ING Equity Trust, ING Mutual Funds; ING Funds Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING VP Growth and Income Portfolio; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Generation Portfolios, Inc. and ING GET Fund.

(b) Not applicable.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

                  a. ING Variable Insurance Trust, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

                  b. ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380 (records of prior investment manager) and 230 Park Avenue, New York, NY 10169 (records of prior investment manager relating to its UIT business)

                  c. ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258 (records of principal underwriter)


                  d. ING Investment Management Advisors B.V., Schenkkade 65, 2595 AS, The Hague, The Netherlands (records relating to its functions as former investment sub-adviser for ING VP Worldwide Growth Portfolio)


                  e. ING Investment Management LLC, 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 (records relating to its functions as former investment sub-adviser for ING VP High Yield Bond Portfolio)

                  f. State Street Bank Trust Company, 801 Pennsylvania Street, Kansas City, MO 64105 (records relating to its functions as custodian for ING VP High Yield Bond Portfolio)


                  j. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (records relating to its functions as custodian/recordkeeping agent to ING VP Worldwide Growth Portfolio)

                  k. DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105 (records relating to its functions as transfer agent)

                  l. The Bank of New York, One Wall Street, New York, NY 10286 (records relating to its functions as custodian)


                  m. Aeltus Investment Management, Inc. (ING Aeltus) 10 State House Square, Hartford, Connecticut 06103-3602 (relating to its function as Sub-Adviser).


ITEM 29. MANAGEMENT SERVICES

                  Not applicable.

ITEM 30.  UNDERTAKINGS

                  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment for the Registration Statement on its behalf by the undersigned thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 8th day of December, 2003.


                                               ING VARIABLE INSURANCE TRUST


                                               By:  /s/ Huey P. Falgout
                                                   -----------------------------
                                                    Huey P. Falgout
                                                    Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


         SIGNATURE                        TITLE                      DATE
         ---------                        -----                      ----
----------------------------   Trustee and Chairman            December 8, 2003
     John G. Turner*

                               President and Chief Executive   December 8, 2003
----------------------------   Officer
    James M. Hennessy*

                               Executive Vice President and    December 8, 2003
----------------------------   Principal Financial Officer
    Michael J. Roland*

----------------------------   Trustee                         December 8, 2003
     Paul S. Doherty*

----------------------------   Trustee                         December 8, 2003
    J. Michael Earley*

----------------------------   Trustee                         December 8, 2003
  R. Barbara Gitenstein*

----------------------------   Trustee                         December 8, 2003
   Walter H. May, Jr.*

----------------------------   Trustee                         December 8, 2003
   Thomas J. McInerney*

----------------------------   Trustee                         December 8, 2003
       Jock Patton*

----------------------------   Trustee                         December 8, 2003
    David W.C. Putnam*

----------------------------   Trustee                         December 8, 2003
     Blaine E. Rieke*

----------------------------   Trustee                         December 8, 2003
    Roger B. Vincent*

----------------------------   Trustee                         December 8, 2003
  Richard A. Wedemeyer*



*By:  /s/ Huey P. Falgout
     -------------------------------
          Huey P. Falgout
          Secretary
Attorney-in-Fact**



** Powers of Attorney for each Trustee, James Hennessy and Michael Roland are filed herein.

                                  EXHIBIT INDEX

EXHIBIT NUMBER    NAME OF EXHIBIT

(a)(5) Establishment and Designation of Shares of Beneficial Interest (ING GET U.S. Core Series 3)


(a)(6)            Establishment and Designation of Shares of Beneficial Interest
                 (ING GET U.S. Core Series 4)


(d)(3)(ii) Amended and Restated Schedule 1 dated August 21, 2003 to the Management Agreement between Registrant and ING Investments, LLC.

(d)(4)(i) Amended Schedule A to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc.

(e)(3)(i) Amended Schedule A to Distribution Agreement between Registrant and ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.)

(g)(3)(i) Amended Exhibit A to Custody Agreement between Registrant and Bank of New York.

(g)(4)(i) Amended Exhibit A to Foreign Custody Manager Agreement between Registrant and Bank of New York.

(h)(8)(i) Amended Schedule A to Administration Agreement between Registrant and ING Funds Services, LLC.

(h)(10) Restated Expense Limitation Agreement between Registrant, ING Investments, LLC and Aeltus Investment Management, Inc.

(h)(10)(i) Amended Schedule A to the Expense Limitation Agreement between Registrant, ING Investments, LLC and Aeltus Investment Management, Inc.

(h)(11)(i) Amended Exhibit A to Fund Accounting Agreement between Registrant and Bank of New York.

(h)(12)           Agency Agreement between Registrant and DST Systems, Inc.

(h)(12)(i) Amended and Restated Exhibit A to Agency Agreement between Registrant and DST Systems, Inc.


(i)(2)            Opinion and Consent of Counsel



(j)(1)            Consent of KPMG, independent auditors


(m)(2)(i)         Amended Schedule A with respect to Distribution Plan.

(p)(4)            Aeltus Investment Management, Inc. Code of Ethics.


(q)               Powers of Attorney for John G. Turner, Trustee, James M.
                  Hennessy, President and Chief Executive Officer, Michael J. Roland, Principal Financial Officer, Paul S. Doherty, Trustee,
                  J. Michael Earley, Trustee, R. Barbara Gitenstein, Trustee, Walter H. May, Jr., Trustee, Thomas J. McInerney, Trustee, Jock Patton, Trustee, David W.C. Putnam, Trustee, Blaine Rieke, Trustee, Roger B. Vincent, Trustee, and Richard A. Wedemeyer, Trustee, all dated December 1, 2003.